OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund, Evergreen Market Index Value Fund for the quarter ended February 29, 2008. These three series have a November 31 fiscal year end.

Date of reporting period: February 29, 2008

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 8.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	6,984	$189,266
Johnson Controls, Inc.	17,290	568,150

		757,416

Automobiles 0.3%
Ford Motor Co. * ρ	61,442	401,216
General Motors Corp. ρ	16,480	383,655
Harley-Davidson, Inc. ρ	7,031	261,272

		1,046,143

Distributors 0.1%
Genuine Parts Co.	4,888	201,630

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	3,982	244,415
H&R Block, Inc.	9,464	176,504

		420,919

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	12,718	500,453
Darden Restaurants, Inc.	4,132	127,389
International Game Technology	9,184	414,658
Marriott International, Inc., Class A	9,102	310,378
McDonald’s Corp.	34,438	1,863,440
Starbucks Corp. *	21,267	382,168
Starwood Hotels & Resorts Worldwide, Inc.	5,798	274,419
Wendy’s International, Inc.	2,545	61,793
Wyndham Worldwide Corp. *	5,181	114,863
Yum! Brands, Inc.	14,809	510,170

		4,559,731

Household Durables 0.5%
Black & Decker Corp. ρ	1,821	125,230
Centex Corp. ρ	3,539	78,531
D.R. Horton, Inc. ρ	8,071	113,236
Fortune Brands, Inc. ρ	4,448	289,031
Harman International Industries, Inc.	1,761	72,553
KB Home ρ	2,243	53,675
Leggett & Platt, Inc. ρ	4,953	82,715
Lennar Corp., Class A ρ	4,058	75,519
Newell Rubbermaid, Inc.	8,132	184,596
Pulte Homes, Inc. ρ	6,188	83,786
Snap-On, Inc.	1,677	83,716
Stanley Works ρ	2,392	116,108
Whirlpool Corp. ρ	2,251	189,917

		1,548,613

Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	8,945	576,684
Expedia, Inc. *	6,047	138,658
IAC/InterActiveCorp.	5,368	106,823

		822,165

Leisure Equipment & Products 0.2%
Brunswick Corp. ρ	2,561	41,719
Eastman Kodak Co. ρ	8,385	142,377
Hasbro, Inc. ρ	4,282	110,347
Mattel, Inc.	10,681	206,357

		500,800

1

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.0%
CBS Corp., Class B	19,946	$455,168
Clear Channel Communications, Inc.	14,498	463,936
Comcast Corp., Class A *	89,481	1,748,459
DIRECTV Group, Inc. *	20,903	523,620
E.W. Scripps Co., Class A ρ	2,609	108,978
Gannett Co., Inc. ρ	6,759	203,784
Interpublic Group of Cos. * ρ	13,725	118,310
McGraw-Hill Cos.	9,579	392,068
Meredith Corp. ρ	1,105	47,902
New York Times Co., Class A ρ	4,188	78,022
News Corp., Class A	66,962	1,232,770
Omnicom Group, Inc.	9,519	425,214
Time Warner, Inc.	105,246	1,642,890
Viacom, Inc., Class B *	19,107	759,503
Walt Disney Co.	55,424	1,796,292
Washington Post Co., Class B	169	122,356

		10,119,272

Multi-line Retail 0.8%
Big Lots, Inc. * ρ	2,633	44,366
Dillard’s, Inc., Class A ρ	1,663	24,596
Family Dollar Stores, Inc. ρ	4,090	78,323
J.C. Penney Co., Inc.	6,456	298,332
Kohl’s Corp. *	9,133	405,871
Macy’s, Inc.	12,607	311,141
Nordstrom, Inc. ρ	5,474	202,702
Sears Holdings Corp. * ρ	2,124	203,097
Target Corp.	24,191	1,272,688

		2,841,116

Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A ρ	2,508	194,445
AutoNation, Inc. * ρ	4,017	58,528
AutoZone, Inc. *	1,285	147,878
Bed, Bath & Beyond, Inc. * ρ	7,711	218,530
Best Buy Co., Inc. ρ	10,218	439,476
Circuit City Stores, Inc. ρ	4,908	21,693
GameStop Corp., Class A *	4,631	196,169
Gap, Inc.	13,561	273,525
Home Depot, Inc.	49,138	1,304,614
Limited Brands, Inc.	9,049	137,997
Lowe’s Cos.	42,586	1,020,787
Office Depot, Inc. *	7,947	90,357
OfficeMax, Inc.	2,195	46,688
RadioShack Corp. ρ	3,816	66,589
Sherwin-Williams Co. ρ	3,036	157,204
Staples, Inc.	20,589	458,105
Tiffany & Co. ρ	3,698	139,193
TJX Cos.	12,725	407,200

		5,378,978

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	10,719	325,000
Jones Apparel Group, Inc. ρ	2,482	35,021
Liz Claiborne, Inc. ρ	2,897	51,509
Nike, Inc., Class B	11,182	673,156

2

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods continued
Polo Ralph Lauren Corp. ρ	1,714	$106,594
VF Corp.	2,563	194,890

		1,386,170

CONSUMER STAPLES 10.6%
Beverages 2.5%
Anheuser-Busch Companies, Inc.	21,367	1,006,172
Brown-Forman Corp., Class B ρ	2,516	160,445
Coca-Cola Co.	57,868	3,382,963
Coca-Cola Enterprises, Inc.	8,333	203,575
Constellation Brands, Inc., Class A * ρ	5,645	108,441
Molson Coors Brewing Co., Class B ρ	3,979	214,707
Pepsi Bottling Group, Inc.	4,038	137,332
PepsiCo, Inc.	46,869	3,260,208

		8,473,843

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	12,639	782,607
CVS Caremark Corp.	43,002	1,736,421
Kroger Co.	19,833	480,950
Safeway, Inc.	12,881	370,200
SUPERVALU, Inc.	6,155	161,569
Sysco Corp.	17,708	496,886
Wal-Mart Stores, Inc.	68,799	3,411,742
Walgreen Co.	28,873	1,054,153
Whole Foods Market, Inc. ρ	4,058	142,639

		8,637,167

Food Products 1.5%
Archer Daniels Midland Co.	18,719	844,227
Campbell Soup Co.	6,478	209,175
ConAgra Foods, Inc.	14,188	313,555
Dean Foods Co. ρ	4,376	94,171
General Mills, Inc.	9,831	550,438
H.J. Heinz Co.	9,227	407,003
Hershey Co. ρ	4,892	181,395
Kellogg Co.	7,685	389,783
Kraft Foods, Inc., Class A	45,049	1,404,177
McCormick & Co., Inc.	3,720	128,154
Sara Lee Corp.	21,087	266,329
Tyson Foods, Inc., Class A	7,973	114,891
Wm. Wrigley Jr. Co.	6,342	379,632

		5,282,930

Household Products 2.4%
Clorox Co.	4,033	234,680
Colgate-Palmolive Co.	14,843	1,129,404
Kimberly-Clark Corp.	12,320	803,018
Procter & Gamble Co.	90,426	5,984,393

		8,151,495

Personal Products 0.2%
Avon Products, Inc.	12,493	475,484
Estee Lauder Cos., Class A ρ	3,316	141,195

		616,679

3

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.5%
Altria Group, Inc.	61,329	$4,485,603
Reynolds American, Inc. ρ	4,982	317,453
UST, Inc. ρ	4,561	247,617

		5,050,673

ENERGY 13.5%
Energy Equipment & Services 2.7%
Baker Hughes, Inc.	9,264	623,375
BJ Services Co. ρ	8,526	221,164
Cameron International Corp. *	6,369	270,555
ENSCO International, Inc.	4,218	252,405
Halliburton Co.	25,656	982,625
Nabors Industries, Ltd. * ρ	8,246	259,996
National Oilwell Varco, Inc. *	10,385	646,986
Noble Corp.	7,804	383,567
Rowan Companies, Inc. ρ	3,240	130,604
Schlumberger, Ltd.	34,820	3,010,189
Smith International, Inc.	5,833	367,654
Transocean, Inc. *	9,259	1,300,982
Weatherford International, Ltd. *	9,821	676,863

		9,126,965

Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum Corp.	13,578	865,462
Apache Corp.	9,642	1,106,034
Chesapeake Energy Corp. ρ	13,225	598,034
Chevron Corp.	61,479	5,327,770
ConocoPhillips	46,574	3,852,136
Consol Energy, Inc.	5,283	401,402
Devon Energy Corp.	12,956	1,330,840
El Paso Corp.	20,396	332,455
EOG Resources, Inc.	7,162	852,206
Exxon Mobil Corp.	159,084	13,841,899
Hess Corp.	8,093	754,106
Marathon Oil Corp.	20,681	1,099,402
Murphy Oil Corp.	5,478	440,322
Noble Energy, Inc.	4,998	386,845
Occidental Petroleum Corp.	24,126	1,866,629
Peabody Energy Corp. ρ	7,710	436,540
Range Resources Corp.	4,344	265,766
Spectra Energy Corp.	18,410	425,455
Sunoco, Inc.	3,424	209,138
Tesoro Corp. ρ	3,989	148,151
Valero Energy Corp.	16,027	925,880
Williams Cos.	17,281	622,462
XTO Energy, Inc.	14,079	868,815

		36,957,749

FINANCIALS 17.0%
Capital Markets 3.2%
American Capital Strategies, Ltd. ρ	5,583	202,607
Ameriprise Financial, Inc.	6,752	341,921
Bank of New York Mellon Corp.	33,155	1,454,510
Bear Stearns Cos. ρ	3,362	268,489
Charles Schwab Corp.	27,275	534,863
E*TRADE Financial Corp. * ρ	13,445	57,410

4

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Federated Investors, Inc., Class B	2,518	$102,181
Franklin Resources, Inc.	4,709	444,388
Goldman Sachs Group, Inc.	11,579	1,964,146
Janus Capital Group, Inc. ρ	4,467	108,191
Legg Mason, Inc.	3,910	258,216
Lehman Brothers Holdings, Inc. ρ	15,433	786,929
Merrill Lynch & Co., Inc.	24,925	1,235,283
Morgan Stanley	30,899	1,301,466
Northern Trust Corp.	5,572	376,834
State Street Corp.	11,245	883,295
T. Rowe Price Group, Inc.	7,689	388,525

		10,709,254

Commercial Banks 3.0%
BB&T Corp. ρ	15,999	498,049
Comerica, Inc.	4,397	159,347
Commerce Bancorp, Inc.	5,673	214,326
Fifth Third Bancorp ρ	15,509	355,156
First Horizon National Corp. ρ	3,680	59,763
Huntington Bancshares, Inc. ρ	10,654	130,192
KeyCorp	11,320	249,606
M&T Bank Corp. ρ	2,176	178,606
Marshall & Ilsley Corp. ρ	7,492	173,814
National City Corp. ρ	18,449	292,601
PNC Financial Services Group, Inc.	10,178	625,235
Regions Financial Corp. ρ	20,239	429,067
SunTrust Banks, Inc.	10,169	591,124
U.S. Bancorp	50,275	1,609,805
Wachovia Corp. °	57,519	1,761,232
Wells Fargo & Co.	98,251	2,871,877
Zions Bancorp ρ	3,145	150,174

		10,349,974

Consumer Finance 0.7%
American Express Co.	34,050	1,440,315
Capital One Financial Corp.	11,379	523,775
Discover Financial Services ρ	13,905	209,827
SLM Corp. ρ	15,017	294,483

		2,468,400

Diversified Financial Services 4.3%
Bank of America Corp.	129,229	5,135,560
CIT Group, Inc.	5,522	122,699
Citigroup, Inc.	145,360	3,446,486
CME Group, Inc., Class A ρ	1,595	818,713
IntercontinentalExchange, Inc.	2,025	263,857
JPMorgan Chase & Co.	97,804	3,975,733
Leucadia National Corp. ρ	4,923	222,815
Moody’s Corp. ρ	6,245	237,185
NYSE Euronext	7,716	506,710

		14,729,758

Insurance 4.1%
ACE, Ltd.	9,596	539,679
AFLAC, Inc.	14,204	886,472
Allstate Corp.	16,617	793,129
Ambac Financial Group, Inc. ρ	2,957	32,941

5

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
American International Group, Inc.	73,847	$3,460,470
AON Corp.	8,549	355,724
Assurant, Inc.	2,781	173,952
Chubb Corp.	11,174	568,757
Cincinnati Financial Corp.	4,834	179,680
Genworth Financial, Inc., Class A	12,772	296,055
Hartford Financial Services Group, Inc.	9,138	638,746
Lincoln National Corp.	7,839	400,651
Loews Corp.	12,799	535,510
Marsh & McLennan Cos.	15,145	385,743
MBIA, Inc. ρ	5,804	75,278
MetLife, Inc. ρ	21,563	1,256,260
Principal Financial Group, Inc. ρ	7,617	420,687
Progressive Corp.	20,327	372,594
Prudential Financial, Inc.	13,219	964,591
SAFECO Corp.	2,753	127,354
Torchmark Corp.	2,684	161,738
Travelers Companies, Inc.	18,779	871,533
UnumProvident Corp.	10,506	240,693
XL Capital, Ltd., Class A	5,190	187,151

		13,925,388

Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co., Class A ρ	2,784	95,909
AvalonBay Communities, Inc.	2,293	211,942
Boston Properties, Inc.	3,472	299,182
Developers Diversified Realty Corp.	3,577	137,929
Equity Residential	7,892	301,317
General Growth Properties, Inc.	7,099	250,666
Host Hotels & Resorts, Inc.	15,211	246,266
Kimco Realty Corp.	7,358	248,480
Plum Creek Timber Co., Inc. ρ	5,016	204,101
ProLogis	7,498	403,992
Public Storage, Inc.	3,625	294,930
Simon Property Group, Inc.	6,493	544,113
Vornado Realty Trust	3,901	325,967

		3,564,794

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A * ρ	5,763	115,606

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp. ρ	16,850	106,323
Fannie Mae	28,481	787,500
Freddie Mac	19,263	485,042
Hudson City Bancorp, Inc.	15,153	240,478
MGIC Investment Corp. ρ	2,381	35,263
Sovereign Bancorp, Inc. ρ	10,494	115,749
Washington Mutual, Inc. ρ	25,294	374,351

		2,144,706

HEALTH CARE 12.1%
Biotechnology 1.3%
Amgen, Inc. *	31,668	1,441,527
Biogen Idec, Inc. *	8,542	498,511
Celgene Corp. *	11,235	633,317
Genzyme Corp. *	7,745	549,276
Gilead Sciences, Inc. *	27,101	1,282,419

		4,405,050

6

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	18,462	$1,089,627
Becton, Dickinson & Co.	7,101	642,072
Boston Scientific Corp. *	39,066	491,841
C.R. Bard, Inc.	2,967	281,242
Covidien, Ltd.	14,497	620,327
Hospira, Inc. *	4,587	195,223
Medtronic, Inc.	32,921	1,624,980
St. Jude Medical, Inc. *	9,968	428,425
Stryker Corp.	6,932	451,342
Zimmer Holdings, Inc. *	6,834	514,532

		6,339,611

Health Care Providers & Services 2.2%
Aetna, Inc.	14,570	722,672
AmerisourceBergen Corp.	4,890	204,011
Cardinal Health, Inc.	10,528	622,626
CIGNA Corp.	8,129	362,391
Coventry Health Care, Inc. *	4,510	233,934
Express Scripts, Inc. *	7,339	433,735
Humana, Inc. *	4,933	337,072
Laboratory Corporation of America Holdings * ρ	3,355	259,375
McKesson Corp.	8,426	495,112
Medco Health Solutions, Inc. *	15,574	690,084
Patterson Companies, Inc. * ρ	4,071	143,299
Quest Diagnostics, Inc.	4,566	217,661
Tenet Healthcare Corp. * ρ	13,804	66,397
UnitedHealth Group, Inc.	37,624	1,748,763
WellPoint, Inc. *	15,780	1,105,862

		7,642,994

Health Care Technology 0.0%

IMS Health, Inc.	5,648	127,137

Life Sciences Tools & Services 0.4%
Applera Corp.-Applied Biosystems Group	4,897	165,078
Millipore Corp. * ρ	1,589	111,071
PerkinElmer, Inc.	3,451	85,654
Thermo Fisher Scientific, Inc. *	12,285	687,100
Varian Medical Systems, Inc. *	3,643	191,075
Waters Corp. *	2,924	174,300

		1,414,278

Pharmaceuticals 6.3%
Abbott Laboratories	44,993	2,409,375
Allergan, Inc.	8,938	529,398
Barr Pharmaceuticals, Inc. *	3,137	147,910
Bristol-Myers Squibb Co.	57,608	1,302,517
Eli Lilly & Co.	28,733	1,437,225
Forest Laboratories, Inc. *	9,080	361,112
Johnson & Johnson	83,325	5,162,817
King Pharmaceuticals, Inc. *	7,117	75,440
Merck & Co., Inc.	63,375	2,807,512
Mylan Laboratories, Inc. ρ	8,805	104,251
Pfizer, Inc.	198,862	4,430,645
Schering-Plough Corp.	47,161	1,023,394
Watson Pharmaceuticals, Inc. * ρ	3,018	83,931
Wyeth	38,991	1,700,787

		21,576,314

7

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.7%
Aerospace & Defense 2.9%
Boeing Co.	22,568	$1,868,405
General Dynamics Corp.	11,716	958,954
Goodrich Corp.	3,637	215,419
Honeywell International, Inc.	21,744	1,251,150
L-3 Communications Holdings, Inc.	3,662	389,234
Lockheed Martin Corp.	10,105	1,042,836
Northrop Grumman Corp.	9,852	774,466
Precision Castparts Corp.	4,022	443,988
Raytheon Co.	12,500	810,500
Rockwell Collins Corp.	4,744	279,422
United Technologies Corp.	28,782	2,029,419

		10,063,793

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. ρ	4,942	250,905
Expeditors International of Washington, Inc. ρ	6,205	243,981
FedEx Corp.	9,005	793,611
United Parcel Service, Inc., Class B	30,597	2,149,133

		3,437,630

Airlines 0.1%

Southwest Airlines Co. ρ	21,373	262,033

Building Products 0.1%
Masco Corp. ρ	10,738	200,693
Trane, Inc.	4,991	224,845

		425,538

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	8,431	87,177
Avery Dennison Corp.	3,100	159,092
Cintas Corp.	3,932	113,163
Equifax, Inc. ρ	3,838	131,336
Monster Worldwide, Inc. * ρ	3,725	99,048
Pitney Bowes, Inc.	6,316	225,986
R.R. Donnelley & Sons Co.	6,249	198,906
Robert Half International, Inc.	4,690	126,395
Waste Management, Inc.	14,801	485,917

		1,627,020

Construction & Engineering 0.2%
Fluor Corp.	2,575	358,569
Jacobs Engineering Group, Inc. *	3,518	282,460

		641,029

Electrical Equipment 0.5%
Cooper Industries, Inc.	5,243	219,839
Emerson Electric Co.	22,922	1,168,105
Rockwell Automation, Inc.	4,345	237,715

		1,625,659

Industrial Conglomerates 3.6%
3M Co.	20,767	1,628,133
General Electric Co.	294,261	9,751,810
Textron, Inc.	7,257	393,112
Tyco International, Ltd.	14,407	577,144

		12,350,199

8

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.9%
Caterpillar, Inc.	18,517	$1,339,335
Cummins, Inc.	5,948	299,660
Danaher Corp.	7,372	546,634
Deere & Co.	12,921	1,100,998
Dover Corp.	5,786	240,177
Eaton Corp.	4,265	343,887
Illinois Tool Works, Inc.	12,037	590,655
Ingersoll-Rand Co., Ltd., Class A	7,932	332,033
ITT Corp.	5,279	296,891
Manitowoc Co.	3,781	154,038
Paccar, Inc.	10,724	465,207
Pall Corp.	3,570	140,551
Parker Hannifin Corp.	4,898	316,558
Terex Corp. *	2,988	201,541

		6,368,165

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	8,678	761,755
CSX Corp.	12,241	593,933
Norfolk Southern Corp.	11,275	596,335
Ryder System, Inc. ρ	1,689	97,303
Union Pacific Corp.	7,647	954,040

		3,003,366

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc. ρ	1,962	144,521

INFORMATION TECHNOLOGY 15.4%
Communications Equipment 2.5%
Ciena Corp. * ρ	2,503	64,652
Cisco Systems, Inc. *	176,650	4,304,961
Corning, Inc.	45,883	1,065,862
JDS Uniphase Corp. * ρ	6,390	84,029
Juniper Networks, Inc. *	15,187	407,315
Motorola, Inc.	66,512	663,125
QUALCOMM, Inc.	47,649	2,018,888
Tellabs, Inc. * ρ	12,787	84,138

		8,692,970

Computers & Peripherals 4.3%
Apple, Inc. *	25,492	3,187,010
Dell, Inc. *	65,250	1,295,212
EMC Corp. *	61,094	949,401
Hewlett-Packard Co.	75,065	3,585,855
International Business Machines Corp.	40,122	4,568,291
Lexmark International, Inc., Class A * ρ	2,758	91,097
Network Appliance, Inc. *	10,021	216,654
QLogic Corp. *	3,986	63,178
SanDisk Corp. * ρ	6,645	156,490
Sun Microsystems, Inc.	24,125	395,650
Teradata Corp.	5,270	132,962

		14,641,800

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	11,255	344,516
Jabil Circuit, Inc.	6,058	78,269
Molex, Inc. ρ	4,122	92,869
Tyco Electronics, Ltd.	14,477	476,293

		991,947

9

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.6%
Akamai Technologies, Inc. * ρ	4,839	$170,139
eBay, Inc. *	33,104	872,622
Google, Inc., Class A *	6,740	3,175,753
VeriSign, Inc. *	6,433	223,868
Yahoo!, Inc. *	38,913	1,081,003

		5,523,385

IT Services 0.9%
Affiliated Computer Services, Inc., Class A * ρ	2,926	148,495
Automatic Data Processing, Inc.	15,321	612,074
Cognizant Technology Solutions Corp., Class A *	8,455	255,426
Computer Sciences Corp. *	4,765	207,039
Convergys Corp. *	3,793	54,771
Electronic Data Systems Corp.	14,911	258,259
Fidelity National Information Services, Inc.	4,970	206,205
Fiserv, Inc. *	4,794	252,260
Paychex, Inc. ρ	9,710	305,477
Total System Services, Inc. ρ	5,762	128,089
Unisys Corp. *	10,125	41,816
Western Union Co.	21,864	454,771

		2,924,682

Office Electronics 0.1%
Xerox Corp.	26,917	395,680

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	17,576	126,723
Altera Corp.	9,779	167,319
Analog Devices, Inc.	8,833	237,784
Applied Materials, Inc.	40,126	769,215
Broadcom Corp., Class A *	13,699	259,048
Intel Corp.	170,246	3,396,408
KLA-Tencor Corp. ρ	5,303	222,779
Linear Technology Corp. ρ	6,507	180,309
LSI Corp. * ρ	20,554	103,592
MEMC Electronic Materials, Inc. *	6,671	508,864
Microchip Technology, Inc. ρ	5,497	169,198
Micron Technology, Inc. * ρ	22,141	166,500
National Semiconductor Corp.	6,841	112,671
Novellus Systems, Inc. * ρ	3,382	74,675
NVIDIA Corp. *	16,176	346,005
Teradyne, Inc. *	5,056	60,621
Texas Instruments, Inc.	40,711	1,219,701
Xilinx, Inc.	8,560	191,402

		8,312,814

Software 3.3%
Adobe Systems, Inc. *	16,707	562,190
Autodesk, Inc. *	6,723	209,018
BMC Software, Inc. *	5,701	184,028
CA, Inc.	11,409	261,038
Citrix Systems, Inc. *	5,524	181,905
Compuware Corp. *	8,333	66,331
Electronic Arts, Inc. *	9,171	433,697
Intuit, Inc. *	9,687	257,287
Microsoft Corp.	234,265	6,376,693
Novell, Inc. *	10,187	75,893

10

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Oracle Corp. *	114,819	$2,158,597
Symantec Corp. *	25,252	425,244

		11,191,921

MATERIALS 3.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	6,272	572,822
Ashland, Inc.	1,631	72,041
Dow Chemical Co.	27,498	1,036,399
E.I. DuPont de Nemours & Co.	26,178	1,215,183
Eastman Chemical Co.	2,359	155,246
Ecolab, Inc.	5,086	237,974
Hercules, Inc. *	3,367	61,683
International Flavors & Fragrances, Inc.	2,368	102,132
Monsanto Co.	15,921	1,841,741
PPG Industries, Inc. ρ	4,768	295,521
Praxair, Inc.	9,199	738,496
Rohm & Haas Co. ρ	3,649	195,623
Sigma-Aldrich Corp. ρ	3,786	208,306

		6,733,167

Construction Materials 0.1%
Vulcan Materials Co. ρ	3,150	220,815

Containers & Packaging 0.1%
Ball Corp. ρ	2,926	129,036
Bemis Co., Inc. ρ	2,927	72,648
Pactiv Corp. *	3,799	96,191
Sealed Air Corp.	4,703	113,860

		411,735

Metals & Mining 1.1%
Alcoa, Inc.	24,696	917,209
Allegheny Technologies, Inc.	2,978	230,348
Freeport-McMoRan Copper & Gold, Inc.	11,120	1,121,563
Newmont Mining Corp.	13,157	673,244
NuCor Corp.	8,384	541,355
Titanium Metals Corp. ρ	2,550	52,581
United States Steel Corp.	3,439	372,960

		3,909,260

Paper & Forest Products 0.3%
International Paper Co.	12,466	395,172
MeadWestvaco Corp.	5,379	138,025
Weyerhaeuser Co. ρ	6,101	373,381

		906,578

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	176,586	6,150,490
CenturyTel, Inc.	3,214	116,315
Citizens Communications Co.	9,544	102,503
Embarq Corp.	4,450	186,633
Qwest Communications International, Inc. * ρ	45,719	246,883
Verizon Communications, Inc.	84,157	3,056,582
Windstream Corp.	13,892	163,370

		10,022,776

11

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	11,784	$452,977
Sprint Nextel Corp.	82,811	588,786

		1,041,763

UTILITIES 3.5%
Electric Utilities 2.2%
Allegheny Energy, Inc. *	4,841	245,294
American Electric Power Co., Inc.	11,647	476,595
CMS Energy Corp. ρ	6,554	94,312
Consolidated Edison, Inc. ρ	7,906	323,276
Duke Energy Corp.	36,716	643,999
Edison International	9,487	468,658
Entergy Corp.	5,659	581,406
Exelon Corp.	19,216	1,438,318
FirstEnergy Corp.	8,875	599,861
FPL Group, Inc.	11,853	714,617
Pepco Holdings, Inc.	5,831	147,349
Pinnacle West Capital Corp. ρ	2,923	103,913
PPL Corp.	10,837	491,783
Progress Energy, Inc. ρ	7,547	316,295
Southern Co.	22,114	763,596

		7,409,272

Gas Utilities 0.1%
Nicor, Inc. ρ	1,314	44,807
Questar Corp.	5,030	277,908

		322,715

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	19,487	350,376
Constellation Energy Group, Inc.	5,260	464,721
Dynegy, Inc., Class A *	14,435	106,819

		921,916

Multi-Utilities 0.9%
Ameren Corp.	6,056	258,591
CenterPoint Energy, Inc. ρ	9,354	137,317
Dominion Resources, Inc.	17,029	680,138
DTE Energy Co.	4,767	189,774
Integrys Energy Group, Inc. ρ	2,221	102,011
NiSource, Inc.	7,983	137,228
PG&E Corp.	10,308	388,199
Public Service Enterprise Group, Inc.	14,810	653,121
Sempra Energy	7,612	404,426
TECO Energy, Inc.	6,134	91,887
Xcel Energy, Inc.	12,227	242,339

		3,285,031

Total Common Stocks (cost $233,582,534)		339,202,898

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.6%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
1.91%, 05/29/2008 ß ƒ	$50,000	49,769
2.91%, 03/06/2008 ß ƒ	100,000	99,976

		149,745

12

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 7.6%
Navigator Prime Portfolio, 3.53% § ρρ	24,475,833	$24,475,833
Evergreen Institutional Money Market Fund, Class I, 2.90% q ø	1,376,526	1,376,526

		25,852,359

Total Short-Term Investments (cost $26,002,104)		26,002,104

Total Investments (cost $259,584,638) 106.9%		365,205,002
Other Assets and Liabilities (6.9%)		(23,680,353)

Net Assets 100.0%		$341,524,649

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $1,954,853 at February 29, 2008. The Fund earned $135,855 of income from Wachovia Corporation during the period from June 1, 2007 to February 29, 2008.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At February 29, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 29, 2008	Unrealized Loss
March 2008	34 E-Mini S&P 500 Futures	$2,390,903	$2,263,210	$127,693

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $259,877,649. The gross unrealized appreciation and depreciation on securities based on tax cost was $126,222,137 and $20,894,784, respectively, with a net unrealized appreciation of $105,327,353.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.4%
Autoliv, Inc.	4,311	$215,119
BorgWarner, Inc.	2,401	103,507
Gentex Corp. ρ	14,127	227,727
Goodyear Tire & Rubber Co. *	23,741	643,381
Johnson Controls, Inc.	46,463	1,5 26,774
Wabco Holdings, Inc.	5,956	248,842

		2,965,350

Automobiles 0.2%
Harley-Davidson, Inc. ρ	23,906	888,347
Thor Industries, Inc. ρ	3,122	95,158

		983,505

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	14,315	878,655
Career Education Corp. * ρ	9,405	139,664
H&R Block, Inc.	31,966	596,166
ITT Educational Services, Inc. * ρ	4,031	222,592
Weight Watchers International, Inc. * ρ	3,505	164,735

		2,001,812

Hotels, Restaurants & Leisure 1.9%
Boyd Gaming Corp. ρ	5,569	117,450
Brinker International, Inc.	10,409	191,942
Burger King Holdings, Inc. *	6,289	161,376
Carnival Corp.	17,976	707,356
Cheesecake Factory, Inc. *	7,123	148,942
Choice Hotels International, Inc. ρ	3,512	113,964
Darden Restaurants, Inc.	13,995	431,466
International Game Technology	31,221	1,409,628
Las Vegas Sands Corp. * ρ	10,326	860,156
Marriott International, Inc., Class A	29,859	1,018,192
McDonald’s Corp.	24,463	1,323,693
MGM MIRAGE *	11,709	721,157
Orient Express Hotels, Ltd. ρ	3,971	215,109
Panera Bread Co., Class A * ρ	2,653	99,143
Penn National Gaming, Inc. *	7,268	333,092
Scientific Games Corp., Class A * ρ	6,421	132,722
Starbucks Corp. *	73,328	1,317,704
Starwood Hotels & Resorts Worldwide, Inc.	18,638	882,137
Tim Hortons, Inc. ρ	18,745	659,262
Wendy’s International, Inc.	8,637	209,706
Wyndham Worldwide Corp. *	1,335	29,597
Wynn Resorts, Ltd. *	5,429	546,700
Yum! Brands, Inc.	47,068	1,621,493

		13,251,987

Household Durables 0.3%
Black & Decker Corp.	3,200	220,064
Centex Corp. ρ	606	13,447
Garmin, Ltd. ρ	11,433	671,232
Harman International Industries, Inc.	5,986	246,623
Jarden Corp. *	3,487	84,002
Newell Rubbermaid, Inc.	14,273	323,997
NVR, Inc. * ρ	175	94,619
Pulte Homes, Inc. ρ	7,460	101,008
Stanley Works	2,487	120,719
Whirlpool Corp. ρ	5,594	471,966

		2,347,677

1

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	30,132	$1,942,610
IAC/InterActiveCorp.	1,158	23,044
Liberty Interactive Group, Ser. A *	36,069	517,951
NutriSystem, Inc. ρ	3,401	48,668

		2,532,273

Leisure Equipment & Products 0.1%
Hasbro, Inc.	4,906	126,427
Mattel, Inc.	16,268	314,298
Pool Corp. ρ	4,880	92,964

		533,689

Media 3.2%
Cablevision Systems Corp., Class A *	7,203	192,968
Central European Media Enterprises, Ltd., Class A	3,072	282,378
Clear Channel Communications, Inc.	10,515	336,480
Clear Channel Outdoor Holdings, Inc. * ρ	3,937	91,575
Comcast Corp., Class A *	179,207	3,501,705
CTC Media, Inc. * ρ	5,145	151,057
DIRECTV Group, Inc. *	70,606	1,768,680
Discovery Holding Co., Class A *	15,314	345,637
DISH Network Corp., Class A	20,609	611,057
DreamWorks Animation SKG, Inc., Class A *	5,176	131,367
Getty Images, Inc. * ρ	2,400	77,184
Harte-Hanks, Inc. ρ	3,460	58,509
Interpublic Group of Cos. * ρ	28,638	246,860
John Wiley & Sons, Inc., Class A	5,025	183,312
Lamar Advertising Co., Class A ρ	8,186	311,969
Liberty Global, Inc., Class A * ρ	19,345	727,372
McGraw-Hill Cos.	33,973	1,390,515
Meredith Corp. ρ	4,761	206,389
New York Times Co., Class A ρ	3,568	66,472
News Corp., Class A	149,107	2,745,060
Omnicom Group, Inc.	32,745	1,462,719
Regal Entertainment Group, Class A ρ	6,278	123,865
Sirius Satellite Radio, Inc. * ρ	144,738	411,056
Time Warner Cable, Inc.	8,487	231,695
Time Warner, Inc.	53,689	838,085
Viacom, Inc., Class B *	60,303	2,397,044
Walt Disney Co.	86,113	2,790,922
Warner Music Group Corp. ρ	1,961	11,766
XM Satellite Radio Holdings, Inc., Class A * ρ	28,268	333,562

		22,027,260

Multi-line Retail 1.2%
Big Lots, Inc. * ρ	8,949	150,790
Dollar Tree Stores, Inc. *	9,102	244,207
Family Dollar Stores, Inc. ρ	13,905	266,281
J.C. Penney Co., Inc.	22,351	1,032,840
Kohl’s Corp. *	31,788	1,412,659
Nordstrom, Inc. ρ	21,876	810,068
Saks, Inc. ρ	11,990	186,564
Target Corp.	84,667	4,454,331

		8,557,740

2

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 2.7%
Abercrombie & Fitch Co., Class A ρ	8,687	$673,503
Advance Auto Parts, Inc. *	9,991	335,098
American Eagle Outfitters, Inc.	18,385	392,887
AnnTaylor Stores Corp. *	4,859	116,713
AutoZone, Inc. *	4,259	490,126
Barnes & Noble, Inc.	424	11,923
Bed, Bath & Beyond, Inc. * ρ	25,930	734,856
Best Buy Co., Inc.	34,159	1,469,179
CarMax, Inc. * ρ	21,402	392,941
Chico’s FAS, Inc. *	17,422	162,199
Circuit City Stores, Inc. ρ	7,299	32,262
Coldwater Creek, Inc. * ρ	6,110	33,788
Dick’s Sporting Goods, Inc. *	8,001	220,668
GameStop Corp., Class A *	15,582	660,053
Guess?, Inc. *	5,380	221,279
Home Depot, Inc.	97,028	2,576,093
Limited Brands, Inc. ρ	31,525	480,756
Lowe’s Cos.	149,049	3,572,705
O’Reilly Automotive, Inc. *	11,297	304,567
Office Depot, Inc. *	27,202	309,287
OfficeMax, Inc. ρ	3,423	72,807
PETsMART, Inc.	12,735	274,185
RadioShack Corp. ρ	9,420	164,379
Ross Stores, Inc.	13,753	383,021
Sherwin-Williams Co. ρ	10,236	530,020
Staples, Inc.	70,799	1,575,278
Tiffany & Co.	12,571	473,172
TJX Cos.	45,007	1,440,224
Tractor Supply Co. * ρ	3,418	127,970
Urban Outfitters, Inc. *	11,209	322,595
Williams-Sonoma, Inc. ρ	9,007	210,404

		18,764,938

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	34,835	1,056,197
Crocs, Inc. ρ	7,912	192,420
Hanesbrands, Inc. *	9,544	277,730
Liz Claiborne, Inc. ρ	704	12,517
Nike, Inc., Class B	35,278	2,123,736
Phillips-Van Heusen Corp.	5,541	202,302
Polo Ralph Lauren Corp. ρ	6,061	376,934

		4,241,836

CONSUMER STAPLES 10.8%
Beverages 3.3%
Anheuser-Busch Companies, Inc.	47,383	2,231,265
Brown-Forman Corp., Class B ρ	5,423	345,825
Coca-Cola Co.	150,909	8,822,140
Hansen Natural Corp. * ρ	6,748	280,042
Pepsi Bottling Group, Inc.	3,500	119,035
PepsiCo, Inc.	161,244	11,216,133

		23,014,440

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	30,418	1,883,483
CVS Caremark Corp.	78,191	3,157,353

3

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Kroger Co.	42,351	$1,027,012
Sysco Corp.	61,170	1,716,430
Wal-Mart Stores, Inc.	175,190	8,687,672
Walgreen Co.	98,734	3,604,778
Whole Foods Market, Inc. ρ	13,994	491,889

		20,568,617

Food Products 0.7%
Campbell Soup Co.	13,026	420,610
Dean Foods Co. ρ	849	18,270
General Mills, Inc.	2,561	143,390
H.J. Heinz Co.	17,718	781,541
Hershey Co. ρ	11,773	436,543
Kellogg Co.	15,734	798,028
McCormick & Co., Inc.	8,575	295,409
Sara Lee Corp.	38,030	480,319
Wm. Wrigley Jr. Co.	20,874	1,249,518

		4,623,628

Household Products 2.1%
Church & Dwight Co.	6,135	327,977
Clorox Co.	12,601	733,252
Colgate-Palmolive Co.	46,682	3,552,034
Energizer Holdings, Inc. *	4,012	372,434
Kimberly-Clark Corp.	18,748	1,221,995
Procter & Gamble Co.	123,435	8,168,928

		14,376,620

Personal Products 0.3%
Alberto-Culver Co.	1,393	37,332
Avon Products, Inc.	40,053	1,524,417
Bare Escentuals, Inc. * ρ	3,848	105,358
Estee Lauder Cos., Class A ρ	10,817	460,588
Herbalife, Ltd.	4,744	198,442
NBTY, Inc. *	5,475	156,366

		2,482,503

Tobacco 1.4%
Altria Group, Inc.	118,880	8,694,883
Carolina Group	6,365	479,221
UST, Inc. ρ	8,167	443,386

		9,617,490

ENERGY 9.2%
Energy Equipment & Services 5.0%
Baker Hughes, Inc.	31,709	2,133,699
BJ Services Co.	29,037	753,220
Cameron International Corp. *	21,805	926,276
Diamond Offshore Drilling, Inc. ρ	6,752	815,844
Dresser-Rand Group, Inc. *	8,496	289,459
ENSCO International, Inc. ρ	13,681	818,671
FMC Technologies, Inc. *	12,856	728,421
Global Industries, Ltd. *	9,113	167,770
Grant Prideco, Inc. *	12,616	636,729
Halliburton Co.	90,480	3,465,384
Nabors Industries, Ltd. * ρ	24,567	774,597
National Oilwell Varco, Inc. *	35,163	2,190,655

4

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Noble Corp.	26,533	$1,304,097
Oceaneering International, Inc. *	5,398	323,880
Pride International, Inc. *	12,165	431,128
Rowan Companies, Inc. ρ	7,820	315,224
Schlumberger, Ltd.	116,664	10,085,603
Smith International, Inc.	19,845	1,250,830
Superior Energy Services, Inc. *	7,988	325,032
Tetra Technologies, Inc. * ρ	7,188	123,490
Tidewater, Inc. ρ	3,420	192,033
Transocean, Inc. *	30,690	4,312,252
Unit Corp. *	3,592	198,099
Weatherford International, Ltd. *	33,389	2,301,170

		34,863,563

Oil, Gas & Consumable Fuels 4.2%
Arch Coal, Inc. ρ	14,117	721,238
Cabot Oil & Gas Corp.	9,592	477,202
Cheniere Energy, Inc. * ρ	4,207	123,391
Chesapeake Energy Corp.	28,336	1,281,354
CNX Gas Corp. *	2,763	101,181
Consol Energy, Inc.	18,025	1,369,539
Continental Resources, Inc. ρ	1,370	38,470
Denbury Resources, Inc. *	23,973	764,499
Exxon Mobil Corp.	113,756	9,897,910
Foundation Coal Holdings, Inc.	4,475	258,521
Frontier Oil Corp.	5,487	195,941
Frontline, Ltd. ρ	4,800	216,672
Helix Energy Solutions, Inc. * ρ	7,213	254,042
Holly Corp.	4,474	238,867
Massey Energy Co.	8,028	307,151
Noble Energy, Inc.	2,402	185,915
Patriot Coal Corp. * ρ	2,623	140,855
Peabody Energy Corp. ρ	26,229	1,485,086
Quicksilver Resources, Inc. *	9,919	341,214
Range Resources Corp.	14,652	896,409
SandRidge Energy, Inc.	1,308	49,233
Southwestern Energy Co. *	16,813	1,096,712
Sunoco, Inc.	12,022	734,304
Tesoro Corp. ρ	13,525	502,318
Valero Energy Corp.	42,877	2,477,004
W&T Offshore, Inc. ρ	1,734	61,522
Western Refining, Inc. ρ	1,401	27,908
Williams Cos.	49,617	1,787,204
XTO Energy, Inc.	47,866	2,953,811

		28,985,473

FINANCIALS 6.6%
Capital Markets 2.6%
Affiliated Managers Group, Inc. * ρ	2,949	284,136
Bank of New York Mellon Corp.	38,880	1,705,666
Blackrock, Inc. ρ	3,603	696,280
Charles Schwab Corp.	92,838	1,820,553
E*TRADE Financial Corp. * ρ	17,154	73,248
Eaton Vance Corp.	10,212	325,252
Federated Investors, Inc., Class B	8,625	350,003
Franklin Resources, Inc.	16,408	1,548,423

5

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
GLG Partners, Inc.	4,146	$53,939
Goldman Sachs Group, Inc.	17,710	3,004,147
Investment Technology Group, Inc. *	4,388	204,393
Janus Capital Group, Inc. ρ	12,758	308,999
Lazard, Ltd. ρ	5,103	194,884
Legg Mason, Inc.	5,375	354,965
Merrill Lynch & Co., Inc.	23,980	1,188,449
MF Global, Ltd.	5,215	91,523
Morgan Stanley	5,947	250,488
Northern Trust Corp.	18,418	1,245,609
SEI Investments Co. *	12,813	320,453
State Street Corp.	31,809	2,498,597
T. Rowe Price Group, Inc.	26,293	1,328,585
TD Ameritrade Holding Corp. *	24,581	449,832

		18,298,424

Commercial Banks 0.1%
Bank of Hawaii Corp.	1,653	79,377
Commerce Bancorp, Inc.	5,437	205,410
Synovus Financial Corp. ρ	10,348	119,312

		404,099

Consumer Finance 0.8%
American Express Co.	102,510	4,336,173
AmeriCredit Corp. * ρ	794	11,418
Discover Financial Services	2,693	40,637
First Marblehead Corp. ρ	6,390	76,872
SLM Corp.	50,543	991,148

		5,456,248

Diversified Financial Services 1.2%
CME Group, Inc., Class A	5,415	2,779,520
IntercontinentalExchange, Inc.	6,964	907,409
Invesco, Ltd.	32,944	843,696
Moody’s Corp. ρ	21,179	804,378
MSCI, Inc., Class A	1,171	34,814
Nasdaq Stock Market, Inc. *	11,012	457,108
Nymex Holdings, Inc. ρ	9,115	900,471
NYSE Euronext	26,123	1,715,497

		8,442,893

Insurance 0.8%
ACE, Ltd.	1,789	100,613
AFLAC, Inc.	44,352	2,768,008
American International Group, Inc.	15,531	727,783
Arthur J. Gallagher & Co. ρ	1,803	42,551
Brown & Brown, Inc. ρ	11,077	197,503
CNA Financial Corp. * ρ	275	7,329
Erie Indemnity Co., Class A ρ	884	43,625
HCC Insurance Holdings, Inc.	4,793	115,320
PartnerRe, Ltd.	1,248	95,959
Philadelphia Consolidated Holding Co. *	4,307	146,093
Principal Financial Group, Inc.	1,484	81,961
Prudential Financial, Inc.	11,049	806,246
The Hanover Insurance Group, Inc.	260	11,359
TransAtlantic Holdings, Inc.	945	63,693
W.R. Berkley Corp.	4,285	123,365
XL Capital, Ltd., Class A	2,153	77,637

		5,409,045

6

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co., Class A	520	$17,914
CapitalSource, Inc. ρ	8,245	130,601
Duke Realty Corp.	10,534	241,439
Essex Property Trust, Inc. ρ	1,109	116,489
Federal Realty Investment Trust	3,089	221,420
General Growth Properties, Inc.	11,825	417,541
Health Care REIT, Inc.	1,057	43,506
Kilroy Realty Corp. ρ	3,237	153,531
Macerich Co.	7,095	454,080
Plum Creek Timber Co., Inc. ρ	1,365	55,542
ProLogis	22,225	1,197,483
Public Storage, Inc.	951	77,373
Rayonier, Inc. ρ	467	19,871
Simon Property Group, Inc.	12,048	1,009,622
Taubman Centers, Inc.	2,929	142,789
UDR, Inc.	13,450	300,607
Ventas, Inc.	13,191	551,648
Weingarten Realty Investors ρ	7,615	244,518

		5,395,974

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A * ρ	19,330	387,760
Forest City Enterprises, Inc., Class A ρ	7,138	250,901
Jones Lang LaSalle, Inc.	3,140	239,865
St. Joe Co. ρ	7,361	283,030

		1,161,556

Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial ρ	1,504	52,189
Freddie Mac	25,666	646,270
Hudson City Bancorp, Inc.	21,448	340,380
People’s United Financial, Inc.	14,872	250,742
TFS Financial Corp. ρ	1,856	23,014

		1,312,595

HEALTH CARE 16.1%
Biotechnology 2.6%
Abraxis BioScience, Inc.	635	38,716
Amgen, Inc. *	76,916	3,501,216
Amylin Pharmaceuticals, Inc. * ρ	13,022	344,692
Biogen Idec, Inc. *	5,444	317,712
Celgene Corp. *	39,967	2,252,940
Cephalon, Inc. * ρ	6,554	395,469
Gen-Probe, Inc. *	5,191	248,182
Genentech, Inc. *	46,079	3,490,484
Genzyme Corp. *	26,138	1,853,707
Gilead Sciences, Inc. *	92,438	4,374,166
ImClone Systems, Inc. * ρ	5,925	266,684
Millennium Pharmaceuticals, Inc. *	17,546	245,469
PDL BioPharma, Inc. * ρ	11,542	184,441
Vertex Pharmaceuticals, Inc. * ρ	13,836	242,130

		17,756,008

Health Care Equipment & Supplies 3.3%
Advanced Medical Optics, Inc. *	5,933	135,747
Baxter International, Inc.	64,492	3,806,318
Beckman Coulter, Inc.	4,978	336,015

7

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Becton, Dickinson & Co.	24,251	$2,192,775
C.R. Bard, Inc.	10,245	971,124
Cooper Cos. ρ	1,770	60,516
Dentsply International, Inc.	15,037	587,045
Edwards Lifesciences Corp. *	5,705	248,795
Hillenbrand Industries, Inc.	1,044	54,779
Hospira, Inc. *	15,504	659,850
IDEXX Laboratories, Inc. *	6,133	340,198
Intuitive Surgical, Inc.	3,709	1,045,641
Kinetic Concepts, Inc. * ρ	4,316	221,799
Medtronic, Inc.	113,739	5,614,157
ResMed, Inc. * ρ	7,705	311,975
Respironics, Inc. *	7,289	478,742
St. Jude Medical, Inc. *	33,490	1,439,400
Stryker Corp.	30,046	1,956,295
Varian Medical Systems, Inc. *	12,618	661,814
Zimmer Holdings, Inc. *	23,438	1,764,647

		22,887,632

Health Care Providers & Services 3.6%
Aetna, Inc.	41,026	2,034,890
AmerisourceBergen Corp.	7,571	315,862
Brookdale Senior Living, Inc. ρ	906	23,637
Cardinal Health, Inc.	36,084	2,134,008
CIGNA Corp.	28,488	1,269,995
Community Health Systems, Inc. * ρ	815	25,322
Coventry Health Care, Inc. *	14,469	750,507
DaVita, Inc. *	10,423	517,293
Express Scripts, Inc. *	21,772	1,286,725
Health Net, Inc. *	11,112	488,261
Henry Schein, Inc. *	8,794	526,057
Humana, Inc. *	16,634	1,136,601
Laboratory Corporation of America Holdings * ρ	11,641	899,966
Lincare Holdings, Inc. *	7,344	238,680
McKesson Corp.	27,125	1,593,865
Medco Health Solutions, Inc. *	51,862	2,298,005
Omnicare, Inc.	1,456	30,547
Patterson Companies, Inc. *	13,773	484,810
Pediatrix Medical Group, Inc. *	4,801	316,914
Quest Diagnostics, Inc.	14,340	683,588
Tenet Healthcare Corp. * ρ	36,241	174,319
UnitedHealth Group, Inc.	123,872	5,757,571
Universal Health Services, Inc., Class B	1,242	66,348
VCA Antech, Inc. *	8,320	267,155
Wellcare Group, Inc.	4,094	195,448
WellPoint, Inc. *	24,194	1,695,515

		25,211,889

Health Care Technology 0.1%
Cerner Corp. * ρ	6,509	282,816
HLTH Corp.	17,958	212,623
IMS Health, Inc.	16,207	364,819
WebMD Health Corp., Class A * ρ	751	20,923

		881,181

8

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.6%
Applera Corp.-Applied Biosystems Group	2,963	$99,883
Charles River Laboratories International, Inc. *	2,272	133,094
Covance, Inc. *	6,291	531,023
Invitrogen Corp. *	1,740	147,012
Millipore Corp. * ρ	5,343	373,476
PerkinElmer, Inc.	2,975	73,839
Pharmaceutical Product Development, Inc.	10,246	461,787
Techne Corp.	3,905	267,063
Thermo Fisher Scientific, Inc. *	20,758	1,160,995
Waters Corp. *	9,988	595,385

		3,843,557

Pharmaceuticals 5.9%
Abbott Laboratories	152,477	8,165,143
Allergan, Inc.	30,199	1,788,687
APP Pharmaceuticals, Inc. ρ	2,542	28,572
Barr Pharmaceuticals, Inc. *	10,864	512,238
Bristol-Myers Squibb Co.	194,815	4,404,767
Eli Lilly & Co.	48,087	2,405,312
Endo Pharmaceuticals Holdings, Inc. *	13,242	347,735
Forest Laboratories, Inc. *	31,678	1,259,834
Johnson & Johnson	107,522	6,662,063
Merck & Co., Inc.	177,205	7,850,181
Mylan Laboratories, Inc. ρ	29,933	354,407
Schering-Plough Corp.	160,333	3,479,226
Sepracor, Inc. *	10,535	226,186
Warner Chilcott, Ltd., Class A ρ	8,979	151,476
Watson Pharmaceuticals, Inc. * ρ	5,897	163,996
Wyeth	70,040	3,055,145

		40,854,968

INDUSTRIALS 13.3%
Aerospace & Defense 3.6%
Alliant Techsystems, Inc. * ρ	2,823	296,246
BE Aerospace, Inc. *	9,126	313,022
Boeing Co.	77,943	6,452,901
DRS Technologies, Inc.	222	12,452
General Dynamics Corp.	5,570	455,904
Goodrich Corp.	12,390	733,860
Honeywell International, Inc.	66,069	3,801,610
L-3 Communications Holdings, Inc.	4,162	442,379
Lockheed Martin Corp.	34,850	3,596,520
Northrop Grumman Corp.	2,152	169,169
Precision Castparts Corp.	13,620	1,503,512
Raytheon Co.	22,671	1,469,988
Rockwell Collins Corp.	16,565	975,678
Spirit AeroSystems Holdings, Inc., Class A	5,712	154,338
United Technologies Corp.	60,046	4,233,843

		24,611,422

Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	16,752	850,499
Expeditors International of Washington, Inc.	21,098	829,573
FedEx Corp.	25,563	2,252,867
United Parcel Service, Inc., Class B	66,464	4,668,432
UTi Worldwide, Inc.	9,795	164,360

		8,765,731

9

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.2%
AMR Corp. * ρ	23,815	$305,070
Continental Airlines, Inc., Class B *	9,615	232,491
Copa Holdings SA, Class A ρ	1,721	62,145
Delta Air Lines, Inc. *	28,926	386,162
Northwest Airlines Corp.	17,274	231,990
Southwest Airlines Co.	15,259	187,075
UAL Corp. ρ	6,785	205,586

		1,610,519

Building Products 0.1%
Lennox International, Inc.	735	27,665
Masco Corp. ρ	2,168	40,520
Trane, Inc.	17,868	804,954

		873,139

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	4,303	44,493
Avery Dennison Corp.	8,318	426,880
Brink’s Co.	4,316	288,870
ChoicePoint, Inc. * ρ	6,717	325,103
Cintas Corp.	10,218	294,074
Copart, Inc. *	6,314	263,041
Corporate Executive Board Co.	3,510	142,541
Corrections Corporation of America *	12,158	326,564
Covanta Holding Corp. *	11,890	341,005
Dun & Bradstreet Corp. *	5,880	513,559
Equifax, Inc. ρ	13,057	446,810
HNI Corp. ρ	4,403	130,153
Manpower, Inc.	7,888	447,250
Monster Worldwide, Inc. *	12,449	331,019
Pitney Bowes, Inc.	17,785	636,347
Republic Services, Inc.	13,952	425,954
Robert Half International, Inc.	14,548	392,069
Steelcase, Inc.	6,439	91,305
Stericycle, Inc. *	8,685	468,035
Waste Management, Inc.	28,734	943,337

		7,278,409

Construction & Engineering 0.6%
Fluor Corp.	8,729	1,215,513
Foster Wheeler, Ltd. *	13,941	912,439
Jacobs Engineering Group, Inc. *	11,804	947,743
Quanta Services, Inc. * ρ	16,283	388,838
Shaw Group, Inc.	7,315	470,940
URS Corp. *	1,680	67,670

		4,003,143

Electrical Equipment 1.0%
Ametek, Inc.	10,565	449,963
Cooper Industries, Inc. ρ	5,834	244,620
Emerson Electric Co.	65,418	3,333,701
First Solar, Inc.	3,534	725,177
General Cable Corp. *	5,175	319,401
Hubbell, Inc., Class B	1,978	89,742
Rockwell Automation, Inc.	14,771	808,121
Roper Industries, Inc.	8,739	492,880
SunPower Corp., Class A ρ	2,458	161,540
Thomas & Betts Corp. *	5,759	231,224

		6,856,369

10

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 1.7%
3M Co.	66,729	$5,231,553
Carlisle Cos. ρ	1,671	61,042
General Electric Co.	113,043	3,746,245
McDermott International, Inc. *	22,030	1,150,407
Textron, Inc.	24,667	1,336,211

		11,525,458

Machinery 2.5%
AGCO Corp. *	5,922	384,101
Caterpillar, Inc.	63,392	4,585,143
Cummins, Inc.	20,644	1,040,045
Danaher Corp.	24,333	1,804,292
Deere & Co.	2,515	214,303
Donaldson Co., Inc.	7,850	330,956
Dover Corp.	6,515	270,438
Eaton Corp.	1,711	137,958
Flowserve Corp. *	5,077	552,885
Graco, Inc. ρ	6,226	216,104
Harsco Corp.	8,330	470,562
IDEX Corp.	8,030	242,185
Illinois Tool Works, Inc.	36,630	1,797,434
Ingersoll-Rand Co., Ltd., Class A	1,672	69,990
ITT Corp.	2,249	126,484
Joy Global, Inc.	10,752	713,610
Kennametal, Inc.	4,455	135,298
Lincoln Electric Holdings, Inc.	2,899	194,639
Manitowoc Co.	12,346	502,976
Oshkosh Truck Corp.	7,331	293,753
Paccar, Inc. ρ	36,884	1,600,028
Pall Corp.	11,117	437,676
Terex Corp. *	10,206	688,395
Toro Co. ρ	3,787	182,458
Trinity Industries, Inc. ρ	6,947	195,697

		17,187,410

Marine 0.0%
Kirby Corp. *	5,276	237,842

Road & Rail 1.1%
Avis Budget Group, Inc.	3,591	41,045
Burlington Northern Santa Fe Corp.	33,242	2,917,983
Con-Way, Inc. ρ	3,524	159,672
CSX Corp. ρ	6,828	331,295
Hertz Global Holdings, Inc.	20,693	246,867
J.B. Hunt Transport Services, Inc. ρ	8,666	237,188
Kansas City Southern * ρ	4,569	163,570
Landstar System, Inc.	5,500	255,090
Norfolk Southern Corp.	19,774	1,045,847
Union Pacific Corp.	16,377	2,043,195

		7,441,752

Trading Companies & Distributors 0.2%
Aircastle, Ltd. ρ	2,856	58,834
Fastenal Co. ρ	12,520	509,063
GATX Corp. ρ	1,850	66,563
MSC Industrial Direct Co., Class A ρ	4,559	185,004
W.W. Grainger, Inc. ρ	5,574	410,581
Wesco International, Inc. * ρ	4,514	180,560

		1,410,605

11

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 26.3%
Communications Equipment 4.0%
Ciena Corp. *	8,448	$218,212
Cisco Systems, Inc. *	600,982	14,645,931
CommScope, Inc. *	6,063	253,919
Corning, Inc.	155,687	3,616,609
Echostar Corp.	4,122	165,127
F5 Networks, Inc. *	8,265	183,153
Harris Corp.	13,292	649,048
JDS Uniphase Corp. * ρ	11,167	146,846
Juniper Networks, Inc. *	36,488	978,608
QUALCOMM, Inc.	164,990	6,990,626
Riverbed Technology, Inc. ρ	1,936	38,836

		27,886,915

Computers & Peripherals 6.7%
Apple, Inc. *	85,620	10,704,212
Brocade Communications Systems, Inc. *	37,269	286,599
Dell, Inc. *	224,863	4,463,531
Diebold, Inc.	6,513	157,094
EMC Corp. *	207,722	3,228,000
Hewlett-Packard Co.	264,936	12,655,993
International Business Machines Corp.	107,636	12,255,435
Lexmark International, Inc., Class A *	5,092	168,189
NCR Corp. *	2,226	49,328
Network Appliance, Inc. *	34,071	736,615
QLogic Corp. *	12,127	192,213
SanDisk Corp. * ρ	13,419	316,017
Seagate Technology, Inc.	20,397	439,963
Sun Microsystems, Inc.	20,011	328,180
Teradata Corp.	2,226	56,162
Western Digital Corp. *	6,546	202,075

		46,239,606

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	36,771	1,125,560
Amphenol Corp., Class A	17,711	654,776
Arrow Electronics, Inc. *	6,772	220,835
Avnet, Inc. *	8,685	292,771
AVX Corp. ρ	966	12,114
Dolby Laboratories, Inc., Class A *	3,906	172,840
Jabil Circuit, Inc.	11,428	147,650
Mettler-Toledo International, Inc. *	3,493	341,266
Molex, Inc.	7,764	174,923
National Instruments Corp.	5,689	147,118
Sanmina-SCI Corp. *	11,644	19,213
Trimble Navigation, Ltd. *	11,824	323,268
Vishay Intertechnology, Inc. *	3,093	28,239

		3,660,573

Internet Software & Services 2.7%
Akamai Technologies, Inc. * ρ	16,325	573,987
eBay, Inc. *	113,133	2,982,186
Google, Inc., Class A *	22,698	10,694,844
VeriSign, Inc. * ρ	21,872	761,145
Yahoo!, Inc. *	119,723	3,325,905

		18,338,067

12

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.1%
Accenture, Ltd., Class A	58,759	$2,071,255
Acxiom Corp.	6,275	79,755
Affiliated Computer Services, Inc., Class A *	3,828	194,271
Alliance Data Systems Corp. *	7,790	394,408
Automatic Data Processing, Inc.	51,746	2,067,253
Broadridge Financial Solutions, Inc.	13,780	263,887
Cognizant Technology Solutions Corp., Class A *	28,460	859,776
DST Systems, Inc. * ρ	5,347	375,680
Electronic Data Systems Corp.	29,215	506,004
Fidelity National Information Services, Inc.	16,068	666,661
Fiserv, Inc. *	16,649	876,070
Genpact, Ltd.	2,957	45,094
Global Payments, Inc.	7,989	316,924
Hewitt Associates, Inc., Class A *	5,493	216,754
Iron Mountain, Inc. * ρ	17,522	527,062
MasterCard, Inc., Class A ρ	7,889	1,498,910
MoneyGram International, Inc. ρ	8,260	30,232
Paychex, Inc.	33,572	1,056,175
Total System Services, Inc. ρ	19,540	434,374
VeriFone Holdings, Inc. * ρ	6,151	127,018
Western Union Co.	72,124	1,500,179

		14,107,742

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	6,838	227,842

Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc. * ρ	24,320	175,347
Altera Corp.	30,420	520,486
Analog Devices, Inc.	30,028	808,354
Applied Materials, Inc.	136,798	2,622,418
Broadcom Corp., Class A *	46,377	876,989
Cree, Inc. * ρ	2,077	64,179
Cypress Semiconductor Corp. *	15,758	342,579
Fairchild Semiconductor International, Inc. *	5,046	56,263
Integrated Device Technology, Inc.	6,072	50,944
Intel Corp.	575,121	11,473,664
International Rectifier Corp. *	1,622	36,933
Intersil Corp., Class A	6,861	159,655
KLA-Tencor Corp. ρ	17,823	748,744
Lam Research Corp. *	12,228	492,055
Linear Technology Corp. ρ	21,975	608,927
LSI Corp. * ρ	41,962	211,489
Marvell Technology Group, Ltd. *	46,748	528,720
MEMC Electronic Materials, Inc. *	22,212	1,694,331
Microchip Technology, Inc. ρ	18,689	575,247
Micron Technology, Inc. * ρ	24,408	183,548
National Semiconductor Corp.	25,231	415,555
Novellus Systems, Inc. * ρ	7,485	165,269
NVIDIA Corp. *	53,886	1,152,622
Rambus, Inc. * ρ	7,995	144,150
Silicon Laboratories, Inc. *	5,421	167,780
Teradyne, Inc. *	8,680	104,073
Texas Instruments, Inc.	141,920	4,251,923
Varian Semiconductor Equipment Associates, Inc. *	7,782	262,876
Xilinx, Inc.	29,487	659,329

		29,554,449

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 6.0%
Activision, Inc. *	28,044	$764,199
Adobe Systems, Inc. *	58,206	1,958,632
Amdocs, Ltd. *	19,570	606,670
Autodesk, Inc. *	22,841	710,127
BEA Systems, Inc. *	38,804	739,992
BMC Software, Inc. *	19,852	640,823
CA, Inc.	25,475	582,868
Cadence Design Systems, Inc. *	7,604	80,754
Citrix Systems, Inc. *	18,779	618,392
Compuware Corp. *	22,014	175,231
Electronic Arts, Inc. *	30,832	1,458,045
FactSet Research Systems, Inc. ρ	4,250	223,720
Fair Isaac Corp. ρ	493	11,438
Intuit, Inc. *	33,334	885,351
McAfee, Inc. *	15,791	525,367
Microsoft Corp.	812,526	22,116,958
NAVTEQ Corp. *	9,670	724,766
Novell, Inc. *	4,290	31,961
Oracle Corp. *	381,663	7,175,264
Red Hat, Inc. * ρ	19,123	340,963
Salesforce.com, Inc. * ρ	9,398	561,249
Symantec Corp. *	12,065	203,175
Synopsys, Inc. *	14,327	332,530
VMware, Inc., Class A * ρ	3,093	181,466

		41,649,941

MATERIALS 3.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	10,099	922,342
Airgas, Inc.	7,288	354,124
Albemarle Corp.	7,900	299,726
Cabot Corp. ρ	4,825	132,205
Celanese Corp., Ser. A	8,112	315,557
Chemtura Corp.	1,504	12,423
E.I. DuPont de Nemours & Co.	14,538	674,854
Ecolab, Inc.	17,301	809,514
International Flavors & Fragrances, Inc.	5,971	257,529
Lubrizol Corp.	1,794	104,590
Monsanto Co.	53,875	6,232,260
Mosaic Co. *	6,570	731,241
Nalco Holding Co. * ρ	14,290	308,664
Praxair, Inc.	31,548	2,532,673
Rohm & Haas Co. ρ	7,371	395,159
RPM International, Inc.	10,292	215,206
Scotts Miracle-Gro Co., Class A	807	28,721
Sigma-Aldrich Corp.	3,926	216,008
Valspar Corp.	1,198	25,985

		14,568,781

Construction Materials 0.2%
Eagle Materials, Inc. ρ	4,390	156,108
Martin Marietta Materials, Inc. ρ	4,219	453,964
Vulcan Materials Co. ρ	10,328	723,961

		1,334,033

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.4%
Ball Corp.	10,106	$445,675
Crown Holdings, Inc. *	16,185	403,168
Owens-Illinois, Inc. *	14,355	810,340
Packaging Corporation of America ρ	9,157	208,688
Pactiv Corp. *	12,906	326,780
Sealed Air Corp.	2,207	53,431

		2,248,082

Metals & Mining 1.1%
AK Steel Holding Corp. *	11,019	579,820
Allegheny Technologies, Inc.	10,112	782,163
Carpenter Technology Corp.	2,705	169,955
Cleveland-Cliffs, Inc. ρ	4,061	485,127
Freeport-McMoRan Copper & Gold, Inc.	31,088	3,135,536
Newmont Mining Corp.	17,556	898,341
NuCor Corp.	6,720	433,910
Reliance Steel & Aluminum Co.	652	36,160
Southern Copper Corp. ρ	7,258	828,210
Steel Dynamics, Inc.	3,148	183,403
Titanium Metals Corp. ρ	6,750	139,185

		7,671,810

Paper & Forest Products 0.0%
Domtar Corp. * ρ	22,776	145,083

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.1%
Citizens Communications Co. ρ	5,966	64,075
Level 3 Communications, Inc. * ρ	151,442	337,716
NeuStar, Inc., Class A * ρ	7,508	192,655
Windstream Corp.	26,077	306,666

		901,112

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	41,362	1,589,955
Crown Castle International Corp. *	18,772	677,482
Leap Wireless International, Inc. * ρ	5,048	215,852
MetroPCS Communications, Inc. * ρ	5,696	90,851
NII Holdings, Inc. *	17,115	679,979
SBA Communcations Corp. * ρ	10,176	315,965
Telephone & Data Systems, Inc.	4,549	213,348
U.S. Cellular Corp. *	560	35,280

		3,818,712

UTILITIES 1.4%
Electric Utilities 0.9%
Allegheny Energy, Inc. *	16,403	831,140
DPL, Inc. ρ	6,025	153,698
Exelon Corp.	30,096	2,252,686
Mirant Corp. ρ	17,351	641,987
NRG Energy, Inc. * ρ	19,309	796,882
PPL Corp.	28,500	1,293,330
Sierra Pacific Resources	3,378	43,610

		6,013,333

Gas Utilities 0.1%
Equitable Resources, Inc.	9,149	563,761
Questar Corp.	5,837	322,494

		886,255

15

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.3%
AES Corp. *	66,083	$1,188,172
Constellation Energy Group, Inc.	13,850	1,223,648
Dynegy, Inc., Class A *	5,383	39,834

		2,451,654

Multi-Utilities 0.1%
CenterPoint Energy, Inc.	31,754	466,149

Water Utilities 0.0%
Aqua America, Inc.	892	16,984

Total Common Stocks (cost $519,999,703)		688,045,392

EXCHANGE TRADED FUND 0.3%
iShares Russell 1000 Growth Index Fund (cost $2,441,644)	43,750	2,408,438

	Principal Amount	Value

SHORT-TERM INVESTMENTS 8.2%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 3.15%, 04/10/2008 ß ƒ	$50,000	49,834

	Shares	Value

MUTUAL FUND SHARES 8.2%
Navigator Prime Portfolio, 3.53% § ρρ	56,134,985	56,134,985
Evergreen Institutional Money Market Fund, Class I, 3.69% q ø	158,132	158,132

		56,293,117

Total Short-Term Investments (cost $56,342,951)		56,342,951

Total Investments (cost $578,784,298) 108.0%		746,796,781
Other Assets and Liabilities (8.0%)		(55,345,942)

Net Assets 100.0%		$691,450,839

ρ	All or a portion of this security is on loan.
*	Non-income producing security
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At February 29, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 29, 2008	Unrealized Loss

March 2008	2 S&P 500 Futures	$748,439	$665,650	$82,789
March 2008	3 E-mini S&P 500 Futures	203,572	199,695	3,877

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $579,283,470. The gross unrealized appreciation and depreciation on securities based on tax cost was $195,954,642 and $28,441,331, respectively, with a net unrealized appreciation of $167,513,311.

16

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

17

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 7.2%
Auto Components 0.2%
Autoliv, Inc.	3,019	$150,648
BorgWarner, Inc.	9,234	398,078
Johnson Controls, Inc.	12,325	404,999
TRW Automotive Holdings Corp.	4,271	94,304

		1,048,029

Automobiles 0.4%
Ford Motor Co. * ρ	203,387	1,328,117
General Motors Corp. ρ	48,486	1,128,754
Thor Industries, Inc. ρ	302	9,205

		2,466,076

Distributors 0.1%
Genuine Parts Co.	17,139	706,984

Diversified Consumer Services 0.0%
Service Corporation International	28,032	302,745

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	25,751	1,013,302
International Speedway Corp., Class A	3,498	139,360
McDonald’s Corp.	95,234	5,153,112
Orient Express Hotels, Ltd. ρ	226	12,242
Royal Caribbean Cruises, Ltd. ρ	13,400	469,134
Wyndham Worldwide Corp. *	16,981	376,469

		7,163,619

Household Durables 0.8%
Black & Decker Corp.	3,038	208,923
Centex Corp. ρ	11,468	254,475
D.R. Horton, Inc. ρ	31,596	443,292
Fortune Brands, Inc.	15,366	998,483
Jarden Corp. * ρ	3,350	80,701
KB Home ρ	7,745	185,338
Leggett & Platt, Inc. ρ	17,819	297,577
Lennar Corp., Class A ρ	13,652	254,064
M.D.C. Holdings, Inc. ρ	3,514	147,166
Mohawk Industries, Inc. * ρ	5,538	395,469
Newell Rubbermaid, Inc.	13,550	307,585
NVR, Inc. * ρ	240	129,763
Pulte Homes, Inc. ρ	13,713	185,674
Ryland Group, Inc. ρ	4,230	119,667
Snap-On, Inc.	5,832	291,133
Stanley Works	5,346	259,495
Toll Brothers, Inc. * ρ	12,679	268,922
Whirlpool Corp. ρ	2,254	190,170

		5,017,897

Internet & Catalog Retail 0.2%
Expedia, Inc. * ρ	19,088	437,688
IAC/InterActiveCorp.	16,392	326,201
Liberty Interactive Group, Ser. A *	24,537	352,351

		1,116,240

Leisure Equipment & Products 0.2%
Brunswick Corp. ρ	9,090	148,076
Eastman Kodak Co. ρ	28,939	491,384
Hasbro, Inc.	9,809	252,778
Mattel, Inc.	20,370	393,549

		1,285,787

1

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.2%
Cablevision Systems Corp., Class A *	14,862	$398,153
CBS Corp., Class B	60,433	1,379,081
Central European Media Enterprises, Ltd., Class A	316	29,047
Clear Channel Communications, Inc.	39,246	1,255,872
Comcast Corp., Class A *	114,970	2,246,514
Discovery Holding Co., Class A *	12,630	285,059
DreamWorks Animation SKG, Inc., Class A *	1,381	35,050
E.W. Scripps Co., Class A ρ	9,059	378,394
Gannett Co., Inc.	23,606	711,721
Getty Images, Inc. * ρ	2,569	82,619
Harte-Hanks, Inc. ρ	1,514	25,602
Hearst-Argyle Television, Inc. ρ	2,486	54,692
Idearc, Inc. ρ	14,771	71,196
Interpublic Group of Cos. * ρ	18,065	155,720
Liberty Global, Inc., Class A * ρ	18,963	713,009
Liberty Media Holding Corp., Ser. A	12,978	1,506,876
McClatchy Co., Class A ρ	4,546	43,642
New York Times Co., Class A ρ	10,763	200,515
News Corp., Class A	77,710	1,430,641
R.H. Donnelley Corp. ρ	7,142	50,637
Regal Entertainment Group, Class A ρ	1,487	29,338
Time Warner Cable, Inc.	7,000	191,100
Time Warner, Inc.	324,322	5,062,666
Virgin Media, Inc.	29,486	442,290
Walt Disney Co.	111,827	3,624,313
Warner Music Group Corp. ρ	1,617	9,702
Washington Post Co., Class B	590	427,160

		20,840,609

Multi-line Retail 0.3%
Dillard’s, Inc., Class A ρ	5,769	85,324
Macy’s, Inc.	43,818	1,081,428
Saks, Inc. ρ	1,983	30,855
Sears Holdings Corp. * ρ	7,544	721,357

		1,918,964

Specialty Retail 0.6%
AnnTaylor Stores Corp. *	1,234	29,641
AutoNation, Inc. * ρ	13,879	202,217
Barnes & Noble, Inc.	4,409	123,981
Circuit City Stores, Inc. ρ	9,752	43,104
Foot Locker, Inc.	15,618	192,101
Gap, Inc.	55,540	1,120,242
Home Depot, Inc.	71,400	1,895,670
OfficeMax, Inc. ρ	4,100	87,207
Penske Automotive Group, Inc. ρ	5,631	101,583
RadioShack Corp. ρ	4,063	70,899

		3,866,645

Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc. ρ	8,576	121,007
Liz Claiborne, Inc. ρ	9,800	174,244
VF Corp.	8,985	683,220

		978,471

2

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 8.9%
Beverages 1.3%
Anheuser-Busch Companies, Inc.	28,279	$1,331,658
Brown-Forman Corp., Class B ρ	2,317	147,755
Coca-Cola Co.	79,000	4,618,340
Coca-Cola Enterprises, Inc.	31,349	765,856
Constellation Brands, Inc., Class A *ρ	19,283	370,427
Molson Coors Brewing Co., Class B ρ	11,712	631,980
Pepsi Bottling Group, Inc.	10,613	360,948
PepsiAmericas, Inc.	5,934	150,130

		8,377,094

Food & Staples Retailing 1.5%
BJ’s Wholesale Club, Inc. *	6,570	207,349
Costco Wholesale Corp.	14,018	867,995
CVS Caremark Corp.	69,061	2,788,683
Kroger Co.	24,631	597,302
Rite Aid Corp. ρ	68,472	182,820
Safeway, Inc.	44,421	1,276,660
SUPERVALU, Inc.	21,134	554,767
Wal-Mart Stores, Inc.	64,516	3,199,348

		9,674,924

Food Products 2.5%
Archer Daniels Midland Co.	65,659	2,961,221
Bunge, Ltd.	12,144	1,346,041
Campbell Soup Co.	10,027	323,772
ConAgra Foods, Inc.	50,104	1,107,298
Corn Products International, Inc.	7,488	274,884
Dean Foods Co. ρ	12,214	262,845
Del Monte Foods Co.	20,310	182,384
General Mills, Inc.	29,924	1,675,445
H.J. Heinz Co.	14,672	647,182
Hershey Co. ρ	4,982	184,733
Hormel Foods Corp.	7,436	303,835
J.M. Smucker Co.	5,695	291,527
Kellogg Co.	7,769	394,044
Kraft Foods, Inc., Class A	161,360	5,029,591
McCormick & Co., Inc.	4,429	152,579
Sara Lee Corp.	35,247	445,170
Smithfield Foods, Inc. * ρ	10,981	302,526
Tyson Foods, Inc., Class A	26,576	382,960
Wm. Wrigley Jr. Co.	2,892	173,115

		16,441,152

Household Products 2.3%
Church & Dwight Co.	384	20,529
Clorox Co. ρ	1,113	64,765
Colgate-Palmolive Co.	4,013	305,349
Energizer Holdings, Inc. *	1,601	148,621
Kimberly-Clark Corp.	23,761	1,548,742
Procter & Gamble Co.	191,320	12,661,558

		14,749,564

Personal Products 0.0%
Alberto-Culver Co.	7,011	187,895
Avon Products, Inc.	3,443	131,040

		318,935

3

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.3%
Altria Group, Inc.	90,763	$6,638,406
Carolina Group	4,439	334,212
Reynolds American, Inc. ρ	17,241	1,098,597
UST, Inc. ρ	6,736	365,697

		8,436,912

ENERGY 17.1%
Energy Equipment & Services 0.2%
ENSCO International, Inc.	1,095	65,525
Helmerich & Payne, Inc.	10,393	465,918
Nabors Industries, Ltd. * ρ	3,340	105,310
Patterson-UTI Energy, Inc.	15,764	374,080
Pride International, Inc. *	4,321	153,136
Rowan Companies, Inc. ρ	3,183	128,307
SEACOR Holdings, Inc. ρ	2,271	217,993
Tidewater, Inc. ρ	1,814	101,856
Unit Corp. *	1,017	56,088

		1,668,213

Oil, Gas & Consumable Fuels 16.9%
Anadarko Petroleum Corp.	46,667	2,974,555
Apache Corp.	33,312	3,821,220
Chesapeake Energy Corp.	20,596	931,351
Chevron Corp.	216,195	18,735,459
Cimarex Energy Co. ρ	8,378	441,521
ConocoPhillips	164,406	13,598,020
Continental Resources, Inc. ρ	1,583	44,451
Devon Energy Corp.	44,761	4,597,850
El Paso Corp.	70,438	1,148,139
EOG Resources, Inc.	24,604	2,927,630
Exxon Mobil Corp.	451,060	39,246,731
Forest Oil Corp. *	7,935	391,434
Frontier Oil Corp.	5,509	196,726
Helix Energy Solutions, Inc. *	1,855	65,333
Hess Corp.	27,926	2,602,145
Marathon Oil Corp.	72,376	3,847,508
Murphy Oil Corp.	18,924	1,521,111
Newfield Exploration Co. *	13,075	724,093
Noble Energy, Inc.	14,747	1,141,418
Occidental Petroleum Corp.	83,874	6,489,331
Overseas Shipholding Group, Inc. ρ	3,140	196,941
Pioneer Natural Resources Co.	12,417	556,157
Plains Exploration & Production Co. *	11,225	606,150
SandRidge Energy, Inc.	1,511	56,874
Spectra Energy Corp.	63,557	1,468,802
St. Mary Land & Exploration Co.	6,315	232,897
Teekay Shipping Corp. ρ	4,059	174,456
Valero Energy Corp.	11,652	673,136
W&T Offshore, Inc. ρ	1,044	37,041
Western Refining, Inc. ρ	1,314	26,175
Williams Cos.	9,819	353,680

		109,828,335

4

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 28.3%
Capital Markets 3.6%
Allied Capital Corp. ρ	15,318	$346,034
American Capital Strategies, Ltd.	18,904	686,026
Ameriprise Financial, Inc.	23,664	1,198,345
Bank of New York Mellon Corp.	74,352	3,261,822
Bear Stearns Cos.	11,974	956,244
Blackrock, Inc. ρ	2,762	533,756
E*TRADE Financial Corp. * ρ	28,930	123,531
GLG Partners, Inc.	1,100	14,311
Goldman Sachs Group, Inc.	23,092	3,917,096
Janus Capital Group, Inc. ρ	3,764	91,164
Jefferies Group, Inc. ρ	12,617	223,952
Legg Mason, Inc.	7,795	514,782
Lehman Brothers Holdings, Inc. ρ	53,577	2,731,891
Merrill Lynch & Co., Inc.	73,105	3,623,084
MF Global, Ltd.	4,496	78,905
Morgan Stanley	99,973	4,210,863
Northern Trust Corp.	3,355	226,899
Raymond James Financial, Inc. ρ	9,463	212,633
State Street Corp.	7,632	599,493

		23,550,831

Commercial Banks 6.1%
Associated Banc-Corp.	12,828	319,674
Banco Bilbao Vizcaya Argentaria SA	1	21
BancorpSouth, Inc.	8,269	185,887
Bank of Hawaii Corp.	3,306	158,754
BB&T Corp.	55,425	1,725,380
BOK Financial Corp.	2,238	115,749
City National Corp. ρ	4,116	210,945
Colonial BancGroup, Inc. ρ	15,988	193,135
Comerica, Inc.	15,687	568,497
Commerce Bancorp, Inc.	13,726	518,568
Commerce Bancshares, Inc.	7,351	306,177
Cullen/Frost Bankers, Inc. ρ	6,036	308,560
East West Bancorp, Inc. ρ	6,346	119,368
Fifth Third Bancorp	55,333	1,267,126
First Citizens Bancshares, Inc., Class A	605	86,025
First Horizon National Corp. ρ	12,649	205,420
Fulton Financial Corp. ρ	17,420	202,595
Huntington Bancshares, Inc. ρ	36,749	449,073
KeyCorp	39,978	881,515
M&T Bank Corp. ρ	7,214	592,125
Marshall & Ilsley Corp.	26,064	604,685
National City Corp. ρ	58,096	921,403
PNC Financial Services Group, Inc.	34,987	2,149,251
Popular, Inc. ρ	28,101	310,235
Regions Financial Corp.	70,887	1,502,804
SunTrust Banks, Inc.	35,873	2,085,298
Synovus Financial Corp. ρ	17,377	200,357
TCF Financial Corp. ρ	13,009	242,097
U.S. Bancorp	174,901	5,600,330
UnionBanCal Corp.	4,810	224,002
Valley National Bancorp ρ	12,106	226,140
Wachovia Corp. °	199,990	6,123,694
Wells Fargo & Co.	341,767	9,989,849

5

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Whitney Holding Corp.	6,795	$163,148
Wilmington Trust Corp. ρ	6,913	212,920
Zions Bancorp ρ	10,874	519,234

		39,490,041

Consumer Finance 0.4%
AmeriCredit Corp. * ρ	11,055	158,971
Capital One Financial Corp.	39,371	1,812,247
Discover Financial Services	45,270	683,124
Student Loan Corp.	402	44,421

		2,698,763

Diversified Financial Services 7.0%
Bank of America Corp.	446,401	17,739,976
CIT Group, Inc.	19,292	428,668
Citigroup, Inc.	523,711	12,417,188
Invesco Ltd.	8,739	223,806
JPMorgan Chase & Co.	343,632	13,968,641
Leucadia National Corp. ρ	16,492	746,428
MSCI, Inc., Class A	218	6,481
Nasdaq Stock Market, Inc. *	2,798	116,145

		45,647,333

Insurance 7.5%
ACE, Ltd.	31,237	1,756,769
AFLAC, Inc.	4,133	257,940
Alleghany Corp.	498	179,778
Allied World Assurance Co. Holdings, Ltd.	4,903	213,526
Allstate Corp.	57,409	2,740,132
Ambac Financial Group, Inc.	10,253	114,218
American International Group, Inc.	209,685	9,825,839
American National Insurance Co.	1,577	178,911
AON Corp.	29,535	1,228,951
Arch Capital Group, Ltd.	4,794	328,293
Arthur J. Gallagher & Co. ρ	7,613	179,667
Assurant, Inc.	12,173	761,421
Axis Capital Holdings, Ltd.	15,466	570,231
Chubb Corp.	37,682	1,918,014
Cincinnati Financial Corp.	17,270	641,926
CNA Financial Corp. * ρ	2,725	72,621
Conseco, Inc.	18,972	222,542
Endurance Specialty Holdings, Ltd.	5,404	212,377
Erie Indemnity Co., Class A ρ	3,663	180,769
Everest Re Group, Ltd.	6,355	615,672
Fidelity National Financial, Inc. ρ	22,296	392,633
First American Corp.	9,220	321,133
Genworth Financial, Inc., Class A	43,744	1,013,986
Hartford Financial Services Group, Inc.	31,854	2,226,595
HCC Insurance Holdings, Inc.	6,404	154,080
Lincoln National Corp.	27,237	1,392,083
Loews Corp.	43,810	1,833,010
Markel Corp. *	1,002	465,679
Marsh & McLennan Cos.	52,323	1,332,667
MBIA, Inc. ρ	22,514	292,007
Mercury General Corp. ρ	2,673	121,889
MetLife, Inc.	47,445	2,764,146

6

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Nationwide Financial Services, Inc., Class A	5,323	$219,574
Old Republic International Corp. ρ	23,277	319,360
OneBeacon Insurance Group, Ltd.	2,847	60,641
PartnerRe, Ltd.	4,446	341,853
Philadelphia Consolidated Holding Co. *	1,352	45,860
Principal Financial Group, Inc.	25,429	1,404,444
Progressive Corp.	70,223	1,287,188
Protective Life Corp.	7,049	272,021
Prudential Financial, Inc.	35,360	2,580,219
Reinsurance Group of America, Inc. ρ	2,957	161,777
RenaissanceRe Holdings, Ltd.	6,608	362,779
SAFECO Corp.	9,023	417,404
StanCorp Financial Group, Inc.	4,981	244,517
The Hanover Insurance Group, Inc.	4,914	214,693
Torchmark Corp.	9,607	578,918
TransAtlantic Holdings, Inc.	1,738	117,141
Travelers Companies, Inc.	62,400	2,895,984
Unitrin, Inc. ρ	4,590	163,404
Universal American Financial Corp.	8,274	214,048
UnumProvident Corp.	36,293	831,473
W.R. Berkley Corp.	11,832	340,643
Wesco Financial Corp.	142	55,238
White Mountains Insurance Group, Ltd.	916	451,954
XL Capital, Ltd., Class A	16,516	595,567

		48,686,205

Real Estate Investment Trusts 2.4%
AMB Property Corp.	10,022	502,904
Annaly Mortgage Management, Inc.	46,320	958,361
Apartment Investment & Management Co., Class A ρ	9,246	318,525
AvalonBay Communities, Inc.	8,012	740,549
Boston Properties, Inc.	10,307	888,154
Brandywine Realty Trust	8,756	146,575
BRE Properties, Inc.	5,099	219,563
Camden Property Trust	5,301	251,744
CapitalSource, Inc. ρ	5,798	91,840
CBL & Associates Properties, Inc. ρ	6,602	154,157
Colonial Properties Trust	4,675	113,883
Developers Diversified Realty Corp.	12,569	484,661
Douglas Emmett, Inc.	10,412	220,630
Duke Realty Corp.	3,939	90,282
Equity Residential	27,266	1,041,016
Essex Property Trust, Inc. ρ	1,329	139,598
Federal Realty Investment Trust	2,909	208,517
General Growth Properties, Inc.	9,752	344,343
HCP, Inc.	21,864	637,992
Health Care REIT, Inc.	7,517	309,400
Hospitality Properties Trust	9,442	343,028
Host Hotels & Resorts, Inc.	52,514	850,202
HRPT Properties Trust	22,676	156,011
iStar Financial, Inc. ρ	12,892	254,101
Kimco Realty Corp.	21,598	729,364
Liberty Property Trust	9,250	274,818
Mack-Cali Realty Corp.	6,832	235,636
Plum Creek Timber Co., Inc. ρ	16,393	667,031

7

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts continued
ProLogis	3,226	$173,817
Public Storage, Inc.	11,587	942,718
Rayonier, Inc. ρ	7,313	311,168
Regency Centers Corp.	6,989	414,797
Simon Property Group, Inc.	9,936	832,637
SL Green Realty Corp.	5,977	546,895
Taubman Centers, Inc.	2,416	117,780
Thornburg Mortgage, Inc. ρ	14,781	131,551
Vornado Realty Trust	13,428	1,122,044

		15,966,292

Real Estate Management & Development 0.0%
Forestar Real Estate Group, Inc.	3,548	86,500

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	8,733	228,543
Capitol Federal Financial	683	23,700
Countrywide Financial Corp. ρ	59,690	376,644
Fannie Mae	97,880	2,706,382
Freddie Mac	40,453	1,018,607
Guaranty Financial Group, Inc.	3,548	46,443
Hudson City Bancorp, Inc.	32,968	523,202
IndyMac Bancorp, Inc. ρ	8,096	49,790
MGIC Investment Corp. ρ	8,356	123,752
New York Community Bancorp, Inc. ρ	32,346	528,210
People’s United Financial, Inc.	11,034	186,033
PMI Group, Inc. ρ	8,160	59,323
Radian Group, Inc. ρ	8,072	57,473
Sovereign Bancorp, Inc. ρ	43,130	475,724
TFS Financial Corp. ρ	8,711	108,016
Washington Federal, Inc.	8,785	199,420
Washington Mutual, Inc. ρ	88,763	1,313,693
Webster Financial Corp.	5,384	150,591

		8,175,546

HEALTH CARE 7.5%
Biotechnology 0.5%
Amgen, Inc. *	31,155	1,418,176
Biogen Idec, Inc. *	23,431	1,367,433
Millennium Pharmaceuticals, Inc. *	14,471	202,449

		2,988,058

Health Care Equipment & Supplies 0.7%
Beckman Coulter, Inc.	1,171	79,042
Boston Scientific Corp. *	133,979	1,686,796
Cooper Cos. ρ	2,687	91,868
Covidien, Ltd.	49,854	2,133,253
Hillenbrand Industries, Inc. ρ	5,143	269,853
Kinetic Concepts, Inc. *	976	50,157

		4,310,969

Health Care Providers & Services 0.6%
Aetna, Inc.	9,843	488,213
AmerisourceBergen Corp.	9,105	379,861
Brookdale Senior Living, Inc. ρ	2,868	74,826
Community Health Systems, Inc. * ρ	8,802	273,478
Coventry Health Care, Inc. *	1,022	53,011

8

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Health Management Associates, Inc., Class A ρ	24,374	$130,401
Lifepoint Hospitals, Inc. *	5,808	145,548
McKesson Corp.	2,332	137,028
Omnicare, Inc. ρ	10,746	225,451
Quest Diagnostics, Inc.	1,147	54,678
Tenet Healthcare Corp. * ρ	10,753	51,722
Universal Health Services, Inc., Class B	3,310	176,820
WellPoint, Inc. *	29,928	2,097,354

		4,288,391

Health Care Technology 0.0%
IMS Health, Inc.	1,973	44,412

Life Sciences Tools & Services 0.4%
Applera Corp.-Applied Biosystems Group	13,907	468,805
Charles River Laboratories International, Inc. *	4,462	261,384
Invitrogen Corp. *	2,935	247,978
PerkinElmer, Inc.	9,023	223,951
Thermo Fisher Scientific, Inc. *	21,349	1,194,050

		2,396,168

Pharmaceuticals 5.3%
Eli Lilly & Co.	51,064	2,554,221
Johnson & Johnson	182,105	11,283,226
King Pharmaceuticals, Inc. *	24,510	259,806
Merck & Co., Inc.	37,933	1,680,432
Pfizer, Inc.	705,976	15,729,145
Watson Pharmaceuticals, Inc. *	4,321	120,167
Wyeth	64,138	2,797,700

		34,424,697

INDUSTRIALS 10.5%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc. *	463	48,587
DRS Technologies, Inc.	3,871	217,124
General Dynamics Corp.	35,062	2,869,825
Honeywell International, Inc.	11,294	649,857
L-3 Communications Holdings, Inc.	8,359	888,478
Northrop Grumman Corp.	32,528	2,557,026
Raytheon Co.	21,610	1,401,193
Spirit AeroSystems Holdings, Inc., Class A	1,291	34,883
United Technologies Corp.	39,012	2,750,736

		11,417,709

Air Freight & Logistics 0.1%
FedEx Corp.	4,985	439,328

Airlines 0.2%
Northwest Airlines Corp.	8,923	119,836
Southwest Airlines Co. ρ	58,332	715,150
UAL Corp. ρ	4,732	143,379
US Airways Group, Inc. * ρ	8,184	101,482

		1,079,847

Building Products 0.2%
Armstrong World Industries, Inc. ρ	1,955	70,380
Lennox International, Inc.	4,709	177,247
Masco Corp. ρ	35,790	668,915
Owens Corning, Inc. ρ	11,091	209,176
USG Corp. * ρ	8,061	274,316

		1,400,034

9

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc. *	24,396	$252,255
Avery Dennison Corp.	1,445	74,157
Cintas Corp.	3,261	93,852
Copart, Inc. *	461	19,205
Pitney Bowes, Inc.	4,021	143,871
R.R. Donnelley & Sons Co.	22,140	704,716
Republic Services, Inc.	1,681	51,321
Steelcase, Inc.	1,729	24,517
Waste Management, Inc.	22,849	750,133

		2,114,027

Construction & Engineering 0.1%
KBR, Inc.	16,978	565,877
Shaw Group, Inc.	690	44,422
URS Corp. *	6,269	252,515

		862,814

Electrical Equipment 0.2%
Cooper Industries, Inc. ρ	12,484	523,454
Emerson Electric Co.	13,519	688,928
Hubbell, Inc., Class B	3,990	181,027

		1,393,409

Industrial Conglomerates 5.1%
3M Co.	4,637	363,541
Carlisle Cos. ρ	4,546	166,065
General Electric Co.	920,026	30,489,662
Teleflex, Inc.	3,942	222,920
Tyco International, Ltd.	49,854	1,997,151

		33,239,339

Machinery 1.7%
AGCO Corp. *	3,184	206,514
Crane Co.	5,123	211,221
Deere & Co.	43,083	3,671,103
Dover Corp.	13,941	578,691
Eaton Corp.	12,998	1,048,029
Flowserve Corp. *	580	63,162
Gardner Denver, Inc. *	5,319	196,324
Illinois Tool Works, Inc.	12,674	621,913
Ingersoll-Rand Co., Ltd., Class A	25,705	1,076,011
ITT Corp.	15,995	899,559
Kennametal, Inc.	3,292	99,978
Lincoln Electric Holdings, Inc.	1,367	91,780
Pall Corp.	1,076	42,362
Parker Hannifin Corp.	17,477	1,129,539
Pentair, Inc. ρ	10,038	327,440
SPX Corp.	5,270	539,121
Timken Co.	9,545	287,591
Trinity Industries, Inc. ρ	1,018	28,677

		11,119,015

Marine 0.0%
Alexander & Baldwin, Inc.	4,316	190,077

Road & Rail 0.8%
Avis Budget Group, Inc.	6,602	75,461
Burlington Northern Santa Fe Corp.	2,042	179,247
Con-Way, Inc.	1,010	45,763
CSX Corp. ρ	33,637	1,632,067
Hertz Global Holdings, Inc.	11,224	133,902

10

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail continued
Kansas City Southern * ρ	3,083	$110,372
Norfolk Southern Corp.	19,461	1,029,292
Ryder System, Inc.	5,837	336,270
Union Pacific Corp.	10,462	1,305,239
YRC Worldwide, Inc. * ρ	5,784	79,588

		4,927,201

Trading Companies & Distributors 0.1%
GATX Corp. ρ	2,940	105,781
United Rentals, Inc.	8,631	173,483
W.W. Grainger, Inc. ρ	1,103	81,247

		360,511

INFORMATION TECHNOLOGY 3.1%
Communications Equipment 0.5%
ADC Telecommunications, Inc. *	11,796	161,251
CommScope, Inc. *	492	20,605
JDS Uniphase Corp. * ρ	9,360	123,084
Juniper Networks, Inc. *	14,635	392,511
Motorola, Inc.	232,831	2,321,325
Tellabs, Inc. * ρ	44,036	289,757

		3,308,533

Computers & Peripherals 1.0%
International Business Machines Corp.	28,032	3,191,724
Lexmark International, Inc., Class A *	4,338	143,284
NCR Corp. *	15,834	350,882
QLogic Corp. *	1,446	22,919
SanDisk Corp. * ρ	9,320	219,486
Seagate Technology, Inc.	33,962	732,560
Sun Microsystems, Inc.	59,411	974,340
Teradata Corp.	15,834	399,492
Western Digital Corp. *	15,670	483,733

		6,518,420

Electronic Equipment & Instruments 0.5%
Arrow Electronics, Inc. *	5,608	182,877
Avnet, Inc. *	6,210	209,339
AVX Corp.	4,080	51,163
Ingram Micro, Inc., Class A	14,593	222,835
Jabil Circuit, Inc.	6,850	88,502
Molex, Inc. ρ	5,952	134,098
Sanmina-SCI Corp. *	41,469	68,424
Tech Data Corp. *	5,531	184,459
Tyco Electronics, Ltd.	49,854	1,640,197
Vishay Intertechnology, Inc. *	15,456	141,113

		2,923,007

IT Services 0.3%
Affiliated Computer Services, Inc., Class A *	5,417	274,913
Computer Sciences Corp. * ρ	16,461	715,230
Convergys Corp. *	13,771	198,853
Electronic Data Systems Corp.	21,499	372,363
Fidelity National Information Services, Inc.	3,041	126,171
Genpact, Ltd.	551	8,403
Hewitt Associates, Inc., Class A *	3,349	132,152
Metavante Technologies, Inc. ρ	8,688	188,269
Unisys Corp. *	34,981	144,471
Western Union Co.	4,430	92,144

		2,252,969

11

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.2%
Xerox Corp.	94,289	$1,386,048

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. *	36,008	259,618
Atmel Corp. *	45,176	146,822
Cree, Inc. * ρ	6,365	196,678
Fairchild Semiconductor International, Inc. *	7,319	81,607
Integrated Device Technology, Inc.	12,194	102,308
International Rectifier Corp. *	5,646	128,559
Intersil Corp., Class A	5,774	134,361
LSI Corp. * ρ	29,388	148,115
Micron Technology, Inc. * ρ	51,280	385,626
Novellus Systems, Inc. * ρ	4,077	90,020
Rambus, Inc. * ρ	2,212	39,882
Teradyne, Inc. *	8,646	103,666

		1,817,262

Software 0.3%
CA, Inc.	15,533	355,395
Cadence Design Systems, Inc. *	20,271	215,278
Compuware Corp. *	5,213	41,495
Fair Isaac Corp. ρ	4,559	105,769
Novell, Inc. *	30,519	227,367
Symantec Corp. *	72,883	1,227,350
VMware, Inc., Class A * ρ	681	39,954

		2,212,608

MATERIALS 4.3%
Chemicals 2.2%
Air Products & Chemicals, Inc.	11,527	1,052,761
Airgas, Inc.	498	24,198
Ashland, Inc.	5,645	249,339
Cabot Corp. ρ	1,907	52,252
Celanese Corp., Ser. A	4,577	178,045
Chemtura Corp.	22,736	187,799
Cytec Industries, Inc.	4,235	242,581
Dow Chemical Co.	95,888	3,614,019
E.I. DuPont de Nemours & Co.	78,140	3,627,259
Eastman Chemical Co.	8,027	528,257
FMC Corp.	7,703	436,067
Huntsman Corp.	9,582	231,214
International Flavors & Fragrances, Inc. ρ	2,077	89,581
Lubrizol Corp.	5,137	299,487
Mosaic Co. *	8,886	989,012
PPG Industries, Inc.	16,514	1,023,538
Rohm & Haas Co. ρ	6,355	340,691
RPM International, Inc.	1,702	35,589
Scotts Miracle-Gro Co., Class A	3,566	126,914
Sigma-Aldrich Corp.	9,220	507,284
Valspar Corp.	9,097	197,314
Westlake Chemical Corp. ρ	1,930	31,150

		14,064,351

Containers & Packaging 0.2%
Bemis Co., Inc.	10,521	261,131
Owens-Illinois, Inc. *	981	55,378
Sealed Air Corp.	14,008	339,134

12

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging continued
Smurfit-Stone Container Corp. * ρ	25,653	$203,941
Sonoco Products Co.	10,059	283,362
Temple-Inland, Inc. ρ	10,644	146,142

		1,289,088

Metals & Mining 1.4%
Alcoa, Inc.	81,919	3,042,472
Carpenter Technology Corp.	2,195	137,912
Commercial Metals Co.	11,993	365,307
Freeport-McMoRan Copper & Gold, Inc.	6,748	680,603
Newmont Mining Corp.	24,943	1,276,333
NuCor Corp.	23,520	1,518,686
Reliance Steel & Aluminum Co.	5,963	330,708
Steel Dynamics, Inc.	6,378	371,582
United States Steel Corp.	11,901	1,290,664

		9,014,267

Paper & Forest Products 0.5%
Domtar Corp. * ρ	23,519	149,816
International Paper Co.	43,814	1,388,904
Louisiana-Pacific Corp. ρ	10,494	114,174
MeadWestvaco Corp.	18,553	476,070
Weyerhaeuser Co. ρ	21,719	1,329,203

		3,458,167

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 5.3%
AT&T, Inc.	620,201	21,601,601
CenturyTel, Inc.	11,017	398,705
Citizens Communications Co. ρ	28,382	304,823
Embarq Corp.	15,196	637,320
Qwest Communications International, Inc. * ρ	161,831	873,887
Verizon Communications, Inc.	292,053	10,607,365
Windstream Corp.	21,506	252,911

		34,676,612

Wireless Telecommunication Services 0.4%
Clearwire Corp. ρ	2,334	32,699
Crown Castle International Corp. *	4,244	153,166
Sprint Nextel Corp.	282,924	2,011,590
Telephone & Data Systems, Inc.	5,696	267,142
U.S. Cellular Corp. *	1,135	71,505

		2,536,102

UTILITIES 6.5%
Electric Utilities 3.7%
American Electric Power Co., Inc.	40,113	1,641,424
CMS Energy Corp. ρ	22,583	324,969
Consolidated Edison, Inc. ρ	27,212	1,112,699
DPL, Inc. ρ	5,279	134,667
Duke Energy Corp.	126,691	2,222,160
Edison International	32,774	1,619,036
Entergy Corp.	19,843	2,038,670
Exelon Corp.	37,079	2,775,363
FirstEnergy Corp.	30,664	2,072,580
FPL Group, Inc.	40,882	2,464,776
Great Plains Energy, Inc. ρ	8,651	219,995

13

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Hawaiian Electric Industries, Inc. ρ	8,245	$185,183
Mirant Corp. ρ	8,108	299,996
Northeast Utilities	15,547	394,427
NRG Energy, Inc. * ρ	4,753	196,156
Pepco Holdings, Inc.	19,422	490,794
Pinnacle West Capital Corp.	10,083	358,451
PPL Corp.	9,861	447,492
Progress Energy, Inc. ρ	25,939	1,087,104
Reliant Energy, Inc.	34,364	783,499
Sierra Pacific Resources	20,077	259,194
Southern Co.	75,625	2,611,331

		23,739,966

Gas Utilities 0.5%
AGL Resources, Inc.	7,825	271,371
Atmos Energy Corp.	8,933	232,258
Energen Corp.	7,216	432,960
Equitable Resources, Inc.	2,936	180,916
National Fuel Gas Co. ρ	8,397	395,079
ONEOK, Inc.	10,450	486,657
Questar Corp.	11,412	630,513
Southern Union Co.	10,813	278,110
UGI Corp.	10,686	273,669

		3,181,533

Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	4,063	358,966
Dynegy, Inc., Class A *	28,506	210,944

		569,910

Multi-Utilities 2.2%
Alliant Energy Corp.	11,442	397,495
Ameren Corp.	20,825	889,227
Dominion Resources, Inc.	58,584	2,339,845
DTE Energy Co.	16,468	655,591
Energy East Corp.	15,897	423,655
Integrys Energy Group, Inc. ρ	7,613	349,665
MDU Resources Group, Inc.	18,291	480,322
NiSource, Inc.	27,569	473,911
NSTAR	10,744	331,990
OGE Energy Corp.	9,229	299,666
PG&E Corp.	35,358	1,331,582
Public Service Enterprise Group, Inc.	51,026	2,250,247
Puget Energy, Inc.	13,044	348,275
SCANA Corp.	11,735	444,404
Sempra Energy	26,537	1,409,911
TECO Energy, Inc. ρ	21,086	315,868
Vectren Corp. ρ	7,695	198,300
Wisconsin Energy Corp.	11,764	513,146
Xcel Energy, Inc. ρ	41,133	815,256

		14,268,356

Water Utilities 0.0%
Aqua America, Inc. ρ	12,431	236,686

Total Common Stocks (cost $578,321,689)		644,958,597

14

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

EXCHANGE TRADED FUND 0.6%
iShares Russell 1000 Value Index Fund (cost $3,792,063)	48,887	$3,618,616

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 8.9%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 1.80%, 05/29/2008 ƒ ß	$100,000	99,565

	Shares	Value

MUTUAL FUND SHARES 8.9%
Navigator Prime Portfolio, 3.53% § ρρ	57,763,340	57,763,340
Evergreen Institutional Money Market Fund, Class I, 3.69% ø q	221,346	221,346

Total Short-Term Investments (cost $58,084,251)		58,084,251

Total Investments (cost $640,198,003) 108.6%		706,661,464
Other Assets and Liabilities (8.6%)		(56,055,027)

Net Assets 100.0%		$650,606,437

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $8,148,378 at February 29, 2008. The Fund earned $394,834 of income from Wachovia Corporation for the period from June 1, 2007 to February 29, 2008.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

At February 29, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	February 29, 2008	Loss

March 2008	5 S&P 500 Futures	$1,871,098	$1,664,125	$206,973
March 2008	3 S&P E-Mini 500 Futures	203,659	199,695	3,964

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $640,646,356. The gross unrealized appreciation and depreciation on securities based on tax cost was $131,070,528 and $65,055,420, respectively, with a net unrealized appreciation of $66,015,108.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

15

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: April 28, 2008